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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.4
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 to June 30, 2007

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

June 30, 2007

Classes I and S

ING VP Real Estate Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

TABLE OF CONTENTS

President's Letter	1

Market Perspective	2

Shareholder Expense Example	4

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Portfolio of Investments	19

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT'S LETTER

Dear Shareholder,

So far, it has been a volatile year in the markets. In February, we saw an unprecedented, single-day freefall in Chinese stocks that sent tremors throughout global markets. Closer to home, we witnessed a downturn in the U.S. sub-prime mortgage industry that continues to impact fixed income investments as well as real estate and equity markets worldwide.

When friends and colleagues in the industry voice concerns about the market's recent volatility, I remind them that such ongoing events are fairly normal and that they underscore the importance of a well-diversified investment strategy. Studies have shown that an investment strategy allocated across a diverse group of asset classes and investment sectors can help provide an investor with solid footing for the long-term despite the short-term commotions.

We at ING Funds remain committed to providing our clients with a diverse and comprehensive line-up of innovative investment products — all designed to offer solutions to your investment needs. Whatever your investing goals, we look forward to continuing to serve you.

Shaun Mathews
President
ING Funds
August 10, 2007

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2007

Investors will remember early 2007 for the well-anticipated shocks and corrections that finally struck. But global equities markets soon recovered their poise and provided good gains through May 2007 before some nervousness returned in June 2007. For the six months ended June 30, 2007, the Morgan Stanley Capital International World IndexSM(1) ("MSCI World Index") measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) added 8.2%. In currencies, the dollar's early strides were retraced on the (perceived) certainty that European interest rates were on the way up, while those in the U.S. were not. The euro made a new closing high and the pound reached the best level in 25 years against the dollar. The yen however buckled under the "carry trade", in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended June 30, 2007, the dollar fell 2.5% against the euro and the pound, but gained 3.5% on the yen.

U.S. markets entered 2007 against a backdrop of a stable federal funds rate since June 2007. A slowing economy dragged by a slumping housing market seemed to be on the rebound in December 2006. The early reports in 2007 sustained this view, with unexpectedly strong employment, retail sales and confidence readings, as well as robust increases in housing starts and pending home sales. The first estimate of fourth quarter gross domestic product ("GDP") growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse, the country's largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in May 2007 were 90% higher than one year earlier. Existing housing prices fell in the first quarter year over year for the first time since 1991. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to rescue two of its hedge funds in distress over holdings in mortgage bonds. The effect on GDP was clear. Growth in the latest quarter was finalized at just 0.69% annualized, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was serious, the chance of it tripping the economy into recession was remote. Unemployment remained light at 4.5%. The consumer was still spending, although as June ended high gasoline prices were weighing on consumer confidence. And the chances of a rate cut had all but vanished as the Federal Open Market Committee ("FOMC") in leaving the federal funds rate at 5.25%, made it clear that "...a sustained moderation in inflation pressures has yet to be convincingly demonstrated."

In U.S. fixed income markets the yield curve became steeper, with the yield on the ten-year Treasury Note making a five-year high before slipping to 5.03%, up 32 basis points (0.32%) for the six months ended June 30, 2007, while that on the three-month Bill fell 22 basis points (0.22%) to 4.67%. This surely reflected the confidence-shaking events of February 2007, as well as the FOMC's somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern. For the six months ended June 30, 2007, the Lehman Brothers® Aggregate Bond Index(2) ("LBAB") of investment grade bonds returned just 98 basis points (0.98%).

U.S. equities, represented by the Standard & Poor's 500® Composite Stock Price Index(3) ("S&P 500® Index") including dividends, rose 7.0%, finally breaching its March 2000 record. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the S&P 500® Index. But the earnings growth rate of 8.6% that emerged was much better than had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. By early June 2007 however, nerves were getting frayed as 10-year bond yields pushed through 5% and on the Bear Stearns' news, unlikely to be an isolated case. Led by financials and the interest sensitive utilities sectors, the S&P 500® Index gave back 1.7% in June.

Internationally, the MSCI Japan® Index(4) rose 6.6% for the six months ended June 30, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling

2

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2007

again, forcing the Bank of Japan, which raised interest rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. The MSCI Europe ex UK® Index(5) surged 11.2% on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, the fastest GDP growth in years and continuing merger and acquisition activity. But June 2007 saw sentiment tail off somewhat as the ascending euro threatened exports and the European Central Bank raised rates for the eighth time since late 2005. In the UK, a housing boom and robust service sector had raised year over year GDP growth to 3.0% amid buoyant retail sales, confident consumers and record profits for non-financial companies. The MSCI UK® Index(6) advanced 8.1% for the six months ended June 30, 2007, although again slipping in June as home price inflation and retail sales cooled after the Bank of England raised rates to 5.5%, a six-year high.

(1)  The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio's performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b–1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The Portfolio's expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

ING VP Real Estate Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return
Class I	$1,000.00	$928.10	0.90%	$4.30
Class S	1,000.00	926.90	1.15	5.49
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.33	0.90%	$4.51
Class S	1,000.00	1,019.09	1.15	5.76

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

ING VP Real Estate Portfolio
ASSETS:
Investments in securities at value*	$196,105,842
Short-term investments at amortized cost	9,139,664
Cash	1,155,716
Receivables:
Investment securities sold	1,672,722
Fund shares sold	684,206
Dividends and interest	722,809
Prepaid expenses	685
Total assets	209,481,644
LIABILITIES:
Payable for investment securities purchased	2,378,329
Payable to affiliates	168,257
Payable for trustee fees	1,126
Other accrued expenses and liabilities	38,860
Total liabilities	2,586,572
NET ASSETS	$206,895,072
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$187,687,691
Undistributed net investment income	125,312
Accumulated net realized gain on investments	28,915,540
Net unrealized depreciation on investments	(9,833,471)
NET ASSETS	$206,895,072
* Cost of investments in securities	$205,939,313
Class I :
Net assets	$163,315,667
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	9,008,042
Net asset value and redemption price per share	$18.13
Class S:
Net assets	$43,579,405
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	2,407,718
Net asset value and redemption price per share	$18.10

See Accompanying Notes to Financial Statements
5

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

ING VP Real Estate Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,117,915
Interest	118,185
Total investment income	2,236,100
EXPENSES:
Investment management fees	815,864
Distribution and service fees	58,429
Transfer agent fees	362
Administrative service fees	109,467
Shareholder reporting expense	15,023
Registration fees	123
Professional fees	27,118
Custody and accounting expense	8,688
Trustee fees	4,206
Miscellaneous expense	3,139
Interest expense	2,276
Total expenses	1,044,695
Net investment income	1,191,405
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	21,585,315
Net change in unrealized appreciation or depreciation on investments	(42,148,213)
Net realized and unrealized loss on investments	(20,562,898)
Decrease in net assets resulting from operations	$(19,371,493)
* Foreign taxes withheld	$938

See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Real Estate Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$1,191,405	$1,418,431
Net realized gain on investments	21,585,315	8,663,777
Net change in unrealized appreciation or depreciation on investments	(42,148,213)	25,599,147
Net increase (decrease) in net assets resulting from operations	(19,371,493)	35,681,355
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(895,223)	(2,155,267)
Class S	(176,672)	(597,987)
Net realized gains:
Class I	—	(1,985,151)
Class S	—	(635,843)
Total distributions	(1,071,895)	(5,374,248)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	105,465,499	89,052,807
Dividends reinvested	1,071,895	5,372,086
	106,537,394	94,424,893
Cost of shares redeemed	(54,297,092)	(23,087,490)
Net increase in net assets resulting from capital share transactions	52,240,302	71,337,403
Net increase in net assets	31,796,914	101,644,510
NET ASSETS:
Beginning of period	175,098,158	73,453,648
End of period	$206,895,072	$175,098,158
Undistributed net investment income at end of period	$125,312	$5,802

See Accompanying Notes to Financial Statements
7

ING VP REAL ESTATE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,			May 3, 2004(1) to December 31,
	2007	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of the period	$19.62	14.96	13.62		10.00
Income (loss) from investment operations:
Net investment income	$0.12 *	0.24	0.21	*	0.34 *
Net realized and unrealized gain (loss) on investments	$(1.52)	5.12	1.47		3.64
Total from investment operations	$(1.40)	5.36	1.68		3.98
Less distributions from:
Net investment income	$0.09	0.40	0.34		0.14
Net realized gains on investments	$—	0.30	—		0.15
Return of capital	$—	—	—		0.07
Total distributions	$0.09	0.70	0.34		0.36
Net asset value, end of the period	$18.13	19.62	14.96		13.62
Total Return(2)%	(7.19)	36.17	12.49		40.01
Ratios and Supplemental Data:
Net assets, end of the period (000s)	$163,316	132,520	57,410		31,355
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	0.90	0.93	0.96		1.53
Net expenses after expense reimbursement/recoupment(3)(4)%	0.90	0.93	1.04		1.05
Net investment income after expense reimbursement/recoupment(3)(4)%	1.16	1.25	1.49	†	4.79
Portfolio turnover rate %	45	37	48		30

	Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	May 13, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of the period	$19.60	14.95	13.11
Income (loss) from investment operations:
Net investment income	$0.08	0.22	0.28	*
Net realized and unrealized gain (loss) on investments	$(1.50)	5.09	1.86
Total from investment operations	$(1.42)	5.31	2.14
Less distributions from:
Net investment income	$0.08	0.36	0.30
Net realized gains on investments	$—	0.30	—
Total distributions	$0.08	0.66	0.30
Net asset value, end of the period	$18.10	19.60	14.95
Total Return(2)%	(7.31)	35.84	16.35
Ratios and Supplemental Data:
Net assets, end of the period (000s)	$43,579	42,578	16,043
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	1.15	1.18	1.21
Net expenses after expense reimbursement/recoupment(3)(4)%	1.15	1.18	1.29
Net investment income after expense reimbursement/recoupment(3)(4)%	0.82	1.05	2.97	†
Portfolio turnover rate %	45	37	48

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the period ended December 31, 2005 was to decrease net investment income per share by $0.26 and $0.17 and increase net realized and unrealized gain on investments $0.26 and $0.17 and decrease the ratio of net investment income to average net assets from 3.38% to 1.58% and 4.78% to 1.96% on Class I and Class S, respectively.

See Accompanying Notes to Financial Statements
8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Products Trust (the "Trust") is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. There are six investment series which comprise the Trust. This report is for ING VP Real Estate Portfolio ("VP Real Estate" or "Portfolio"), a non-diversified series of the Trust. The investment objective of the Portfolio is to seek total return.

The Portfolio offers Class I shares and Class S shares. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees.

Shares of the Portfolio may be offered to segregated asset accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans outside the Variable Contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

ING Investments, LLC ("ING Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has engaged ING Clarion Real Estate Securities L.P. ("INGCRES"), a Delaware limited partnership serve as sub-adviser to the Portfolio. ING Investments and INGCRES are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio's valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its net asset value ("NAV") may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of the Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating the Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method and included in interest income.

The Portfolio income character of distributions from real estate investment trusts ("REITs"). Such estimates are adjusted to actual upon public disclosure from the REIT. Distributions received in excess of income are recorded as a reduction of cost of the related investments. If the Portfolio no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C.  Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Futures Contracts. When entering into a currency forward contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.  Distributions to Shareholders. The Portfolio records distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by the Portfolio. The Portfolio distributes capital gains, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characters of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principals for investment companies.

F.  Federal Income Taxes. It is the policy of the Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

G.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H.  Repurchase Agreements. The Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.  Securities Lending. The Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolio.

J.  Illiquid and Restricted Securities. The Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.  Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of these securities is identified in the Portfolio's Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to segregate liquid assets sufficient to cover the purchase price.

L.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2007, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were as follows:

	Purchases	Sales
VP Real Estate	$142,469,453	$96,566,271

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolio entered into an investment management agreement ("Investment Management Agreement") with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Investment Adviser receives an investment advisory fee calculated at an annual rate of 0.80% on the first $100 million and 0.70% in excess of $100 million of average daily net assets.

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

INGCRES serves as sub-adviser to the Portfolio pursuant to a sub-advisory agreement with the Investment Adviser.

ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolio's operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from the Portfolio a fee at an annual rate of 0.10% of the Portfolio's average daily net assets.

In placing equity security transactions, the Investment Adviser or sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Adviser or sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commission (in the form of a credit to the Portfolio) paid to the broker-dealer to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio and not the Investment Adviser or sub-adviser. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statement of Operations.

NOTE 5 — SHAREHOLDER SERVICE AND DISTRIBUTION FEES

Class S shares of the Portfolio is subject to a Shareholder Services Plan (the "Plan"). Under the Plan, the Portfolio pays the Administrator a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Administrator is entitled to use the proceeds from the Plan to pay for services including, but not limited to, providing information about the Portfolio and delivering Portfolio documents.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2007, the Portfolio had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
VP Real Estate	$140,162	$18,849	$9,246	$168,257

At June 30, 2007, the following ING Portfolio or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — VP Real Estate (41.04%).

ING Solutions 2015 Portfolio — VP Real Estate (7.37%).

ING Solutions 2025 Portfolio — VP Real Estate (12.62%).

ING Solutions 2035 Portfolio — VP Real Estate (8.78%).

Security Life Insurance Company — VP Real Estate (8.79%).

The Trust has adopted a Retirement Policy ("Policy") covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy agreement.

NOTE 7 — EXPENSE LIMITATIONS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with the Portfolio under which it will limit the expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class I	Class S
VP Real Estate	1.05%	1.30%

The Investment Adviser may at a later date recoup from the Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Portfolio expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Portfolio.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

As of June 30, 2007, the Portfolio did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

NOTE 8 — LINE OF CREDIT

The Portfolio included in this report, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

Agreement") with The Bank of New York Mellon Corporation for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the portfolios; and (3) enable the portfolios to meet other emergency expenses as defined in the Credit Agreement. The portfolios to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Portfolio utilized the line of credit during the six months ended June 30, 2007:

Portfolio	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
VP Real Estate	3	$4,806,667	5.76%

NOTE 9 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Class I		Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
VP Real Estate (Number of Shares)
Shares sold	4,562,613	3,311,180	694,865	1,704,526
Dividends reinvested	44,384	222,569	8,875	66,094
Shares redeemed	(2,353,183)	(617,872)	(468,571)	(671,444)
Net increase in shares outstanding	2,253,814	2,915,877	235,169	1,099,176
VP Real Estate ($)
Shares sold	$91,308,830	$58,672,361	$14,156,669	$30,380,446
Dividends reinvested	895,223	4,140,418	176,672	1,231,668
Shares redeemed	(44,905,227)	(11,163,938)	(9,391,865)	(11,923,552)
Net increase	$47,298,826	$51,648,841	$4,941,476	$19,688,562

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS

Non-Diversified. The Portfolio is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

Concentration. The Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2007Year Ended December 31, 2006
Ordinary Income	Ordinary Income	Long-Term Capital Gains
$1,071,895	$4,004,421	$1,369,827

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2006 were:

Undistributed Long Term Capital Gains	Unrealized Appreciation	Capital Loss Carryforwards	Expiration Date
$7,335,733	$32,315,036	$—	—

Under U.S. federal income tax law, as specified in the Internal Revenue Code (the "Code") and U.S. Treasury regulations, the Portfolio must meet various technical requirements relating to fund administration, portfolio investments, and "eligible investors" in the Portfolio. Complying with these requirements is a condition for beneficial tax treatment of certain insurance products that offer the Portfolio as investment options. The failure of the Portfolio to meet any of these complex requirements could result in an excise tax, administrative penalties imposed by the Internal Revenue Service, potential liability to insurers whose products include the Portfolio as investment options, and unanticipated costs associated with remedying a failure. It was disclosed in the Portfolio's Annual Report for the year ended December 31, 2006, that an affiliate of a Portfolio's investment adviser may have failed to limit the availability of VP Real Estate for investment to "eligible investors" under the Code. Subsequent to the issuance of the Portfolio's Annual Report, Management determined that it was more likely than not that there had been no adverse tax or other financial consequences to the Portfolio.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2007, the Portfolio declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Class I	$0.1371	$—	$0.7032	August 3, 2007	July 31, 2007
Class S	$0.1249	$—	$0.7032	August 3, 2007	July 31, 2007

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the "SEC") has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For calendar-year open-end funds, this would be no later than their June 29, 2007 NAV and the effects of FIN 48 would be reflected in the funds' semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolio has currently analyzed the tax positions of the Portfolio. To date, this analysis reflects no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157"), "Fair Value Measurements." The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of June 30, 2007, management of the Portfolio is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 14 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep, including ING Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Board that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•  ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 14 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

of ING affiliates were terminated and/or disciplined in connection with these matters.

•  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the "NH Bureau") concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of ING Investments entered into an assurance of discontinuance with the NYAG (the "NYAG Agreement") regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust ("NYSUT") and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 14 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

denying the NYAG's findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG's office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the "One-Page Disclosure"). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the "NH Agreement") to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau's claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

18

      PORTFOLIO OF INVESTMENTS
ING VP REAL ESTATE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value
COMMON STOCK: 3.2%
	Hotels & Motels: 2.5%
65,200	Hilton Hotels Corp.	$2,182,244
43,600	Starwood Hotels & Resorts Worldwide, Inc.	2,924,252
		5,106,496
	Real Estate Operation/Development: 0.7%
57,950	Brookfield Properties Co. (U.S. Denominated Security)	1,408,765
		1,408,765
	Total Common Stock (Cost $6,941,804 )	6,515,261
REAL ESTATE INVESTMENT TRUSTS: 91.6%
	Apartments: 20.3%
174,500	Archstone-Smith Trust	10,314,693
67,010	AvalonBay Communities, Inc.	7,966,149
70,500	BRE Properties, Inc.	4,179,945
58,580	Camden Property Trust	3,923,103
111,900	Equity Residential	5,105,997
81,700	Home Properties, Inc.	4,242,681
50,800	Post Properties, Inc.	2,648,204
138,600	UDR, Inc.	3,645,180
		42,025,952
	Diversified: 6.7%
70,800	Liberty Property Trust	3,110,244
97,400	Vornado Realty Trust	10,698,416
		13,808,660

Shares		Value
	Health Care: 5.3%
159,700	Nationwide Health Properties, Inc.	$4,343,840
123,500	Omega Healthcare Investors, Inc.	1,955,005
126,100	Ventas, Inc.	4,571,125
		10,869,970
	Hotels: 9.5%
92,300	Equity Inns, Inc.	2,067,520
80,200	FelCor Lodging Trust, Inc.	2,087,606
404,801	Host Hotels & Resorts, Inc.	9,358,999
47,100	LaSalle Hotel Properties	2,045,082
91,200	Strategic Hotel Capital, Inc.	2,051,088
70,600	Sunstone Hotel Investors, Inc.	2,004,334
		19,614,629
	Office Property: 15.9%
79,500	BioMed Realty Trust, Inc.	1,997,040
114,700	Boston Properties, Inc.	11,714,311
47,450	Corporate Office Properties Trust SBI MD	1,945,925
77,000	Douglas Emmett, Inc.	1,904,980
101,200	Highwoods Properties, Inc.	3,795,000
37,200	Kilroy Realty Corp.	2,635,248
72,200	SL Green Realty Corp.	8,944,858
		32,937,362
	Regional Malls: 16.2%
153,600	General Growth Properties, Inc.	8,133,120
73,100	Macerich Co.	6,024,902
172,500	Simon Property Group, Inc.	16,049,400
68,700	Taubman Centers, Inc.	3,408,207
		33,615,629
	Shopping Centers: 10.1%
75,900	Acadia Realty Trust	1,969,605
95,000	Federal Realty Investment Trust	7,339,700
60,557	Kimco Realty Corp.	2,305,405
86,700	Regency Centers Corp.	6,112,350
83,600	Tanger Factory Outlet Centers, Inc.	3,130,820
		20,857,880
	Storage: 2.2%
60,600	Extra Space Storage, Inc.	999,900
46,886	Public Storage, Inc.	3,601,783
		4,601,683
	Warehouse/Industrial: 5.4%
45,300	AMB Property Corp.	2,410,866
155,500	Prologis	8,847,950
		11,258,816
	Total Real Estate Investment Trusts (Cost $198,997,509 )	189,590,581
	Total Long-Term Investments (Cost $205,939,313)	196,105,842

See Accompanying Notes to Financial Statements
19

      PORTFOLIO OF INVESTMENTS
ING VP REAL ESTATE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 4.4%
		U.S. Government Agency Obligations: 4.4%
$9,142,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$9,139,664
		Total Short-Term Investments (Cost $9,139,664)	9,139,664

Total Investments in Securities (Cost $215,078,977)*	99.2%	$205,245,506
Other Assets and Liabilities-Net	0.8	1,649,566
Net Assets	100.0%	$206,895,072

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $215,212,691.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,903,574
Gross Unrealized Depreciation	(11,870,759)
Net Unrealized Depreciation	$(9,967,185)

See Accompanying Notes to Financial Statements
20

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Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10236

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UREA     (0607-082107)

Funds

Semi-Annual Report

June 30, 2007

Classes ADV, I and S

ING Variable Products Trust

Domestic Equity and Income Portfolio

■  ING VP Real Estate Portfolio

Domestic Equity Growth Portfolios

■  ING VP MidCap Opportunities Portfolio

■  ING VP SmallCap Opportunities Portfolio

Domestic Equity Value Portfolios

■  ING VP Financial Services Portfolio

Fixed-Income Portfolio

■  ING VP High Yield Bond Portfolio

International Equity Portfolio

■  ING VP International Value Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

TABLE OF CONTENTS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	6

Statements of Operations	8

Statements of Changes in Net Assets	10

Financial Highlights	13

Notes to Financial Statements	21

Portfolios of Investments	35

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the SEC's website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Dear Shareholder,

So far, it has been a volatile year in the markets. In February, we saw an unprecedented, single-day freefall in Chinese stocks that sent tremors throughout global markets. Closer to home, we witnessed a downturn in the U.S. sub-prime mortgage industry that continues to impact fixed income investments as well as real estate and equity markets worldwide.

When friends and colleagues in the industry voice concerns about the market's recent volatility, I remind them that such ongoing events are fairly normal and that they underscore the importance of a well-diversified investment strategy. Studies have shown that an investment strategy allocated across a diverse group of asset classes and investment sectors can help provide an investor with solid footing for the long-term despite the short-term commotions.

We at ING Funds remain committed to providing our clients with a diverse and comprehensive line-up of innovative investment products — all designed to offer solutions to your investment needs. Whatever your investing goals, we look forward to continuing to serve you.

Shaun P. Mathews
President
ING Funds
August 10, 2007

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2007

Investors will remember early 2007 for the well-anticipated shocks and corrections that finally struck. But global equities markets soon recovered their poise and provided good gains through May 2007 before some nervousness returned in June 2007. For the six months ended June 30, 2007, the Morgan Stanley Capital International World IndexSM(1) ("MSCI World Index") measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) added 8.2%. In currencies, the dollar's early strides were retraced on the (perceived) certainty that European interest rates were on the way up, while those in the U.S. were not. The euro made a new closing high and the pound reached the best level in 25 years against the dollar. The yen however buckled under the "carry trade", in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended June 30, 2007, the dollar fell 2.5% against the euro and the pound, but gained 3.5% on the yen.

U.S. markets entered 2007 against a backdrop of a stable federal funds rate since June 2007. A slowing economy dragged by a slumping housing market seemed to be on the rebound in December 2006. The early reports in 2007 sustained this view, with unexpectedly strong employment, retail sales and confidence readings, as well as robust increases in housing starts and pending home sales. The first estimate of fourth quarter gross domestic product ("GDP") growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse, the country's largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in May 2007 were 90% higher than one year earlier. Existing housing prices fell in the first quarter year over year for the first time since 1991. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to rescue two of its hedge funds in distress over holdings in mortgage bonds. The effect on GDP was clear. Growth in the latest quarter was finalized at just 0.69% annualized, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was serious, the chance of it tripping the economy into recession was remote. Unemployment remained light at 4.5%. The consumer was still spending, although as June ended high gasoline prices were weighing on consumer confidence. And the chances of a rate cut had all but vanished as the Federal Open Market Committee ("FOMC") in leaving the federal funds rate at 5.25%, made it clear that "...a sustained moderation in inflation pressures has yet to be convincingly demonstrated."

In U.S. fixed income markets the yield curve became steeper, with the yield on the ten-year Treasury Note making a five-year high before slipping to 5.03%, up 32 basis points (0.32%) for the six months ended June 30, 2007, while that on the three-month Bill fell 22 basis points (0.22%) to 4.67%. This surely reflected the confidence-shaking events of February 2007, as well as the FOMC's somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern. For the six months ended June 30, 2007, the Lehman Brothers® Aggregate Bond Index(2) ("LBAB") of investment grade bonds returned just 98 basis points (0.98%).

U.S. equities, represented by the Standard & Poor's 500® Composite Stock Price Index(3) ("S&P 500® Index") including dividends, rose 7.0%, finally breaching its March 2000 record. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the S&P 500® Index. But the earnings growth rate of 8.6% that emerged was much better than had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. By early June 2007 however, nerves were getting frayed as 10-year bond yields pushed through 5% and on the Bear Stearns' news, unlikely to be an isolated case. Led by financials and the interest sensitive utilities sectors, the S&P 500® Index gave back 1.7% in June.

Internationally, the MSCI Japan® Index(4) rose 6.6% for the six months ended June 30, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling again, forcing the Bank of Japan, which raised interest

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2007

rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. The MSCI Europe ex UK® Index(5) surged 11.2% on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, the fastest GDP growth in years and continuing merger and acquisition activity. But June 2007 saw sentiment tail off somewhat as the ascending euro threatened exports and the European Central Bank raised rates for the eighth time since late 2005. In the UK, a housing boom and robust service sector had raised year over year GDP growth to 3.0% amid buoyant retail sales, confident consumers and record profits for non-financial companies. The MSCI UK® Index(6) advanced 8.1% for the six months ended June 30, 2007, although again slipping in June as home price inflation and retail sales cooled after the Bank of England raised rates to 5.5%, a six-year high.

(1)  The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

ING VP Real Estate Portfolio Beginning Account	Ending Account Value January 1, 2007	Annualized Value June 30, 2007	Expenses Paid During the Expense Ratio	Period Ended June 30, 2007*
Actual Portfolio Return
Class I	$1,000.00	$928.10	0.90%	$4.30
Class S	1,000.00	926.90	1.15	5.49
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.33	0.90%	$4.51
Class S	1,000.00	1,019.09	1.15	5.76
ING VP MidCap Opportunities Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,145.80	1.40%	$7.45
Class I	1,000.00	1,149.50	0.90	4.80
Class S	1,000.00	1,149.10	1.10	5.86
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	1,020.33	0.90	4.51
Class S	1,000.00	1,019.34	1.10	5.51

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING VP SmallCap Opportunities Portfolio Beginning Account	Ending Account Value January 1, 2007	Annualized Value June 30, 2007	Expenses Paid During the Expense Ratio	Period Ended June 30, 2007*
Actual Portfolio Return
Class I	$1,000.00	$1,124.70	0.90%	$4.74
Class S	1,000.00	1,123.60	1.10	5.79
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.33	0.90%	$4.51
Class S	1,000.00	1,019.34	1.10	5.51
ING VP Financial Services Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,002.40	0.80%	$3.97
Class S	1,000.00	1,001.80	1.05	5.21
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.83	0.80%	$4.01
Class S	1,000.00	1,019.59	1.05	5.26
ING VP High Yield Bond Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,028.40	1.21%	$6.09
Class I	1,000.00	1,032.50	0.71	3.58
Class S	1,000.00	1,033.50	0.91	4.59
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.79	1.21%	$6.06
Class I	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	1,020.28	0.91	4.56
ING VP International Value Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,096.70	1.50%	$7.80
Class I	1,000.00	1,101.10	1.00	5.21
Class S	1,000.00	1,099.50	1.20	6.25
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.36	1.50%	$7.50
Class I	1,000.00	1,019.84	1.00	5.01
Class S	1,000.00	1,018.84	1.20	6.01

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING VP Real Estate Portfolio	ING VP MidCap Opportunities Portfolio	ING VP SmallCap Opportunities Portfolio
ASSETS:
Investments in securities at value+*	$196,105,842	$104,150,856	$206,384,144
Short-term investments in affiliates at amortized cost	—	2,200,000	2,500,000
Short-term investments at amortized cost	9,139,664	25,257,000	54,877,000
Cash	1,155,716	7,462	67,794
Receivables:
Investment securities sold	1,672,722	1,044,446	2,748,233
Fund shares sold	684,206	18,728	32,832
Dividends and interest	722,809	26,468	94,771
Prepaid expenses	685	494	939
Total assets	209,481,644	132,705,454	266,705,713
LIABILITIES:
Payable for investment securities purchased	2,378,329	806,865	2,645,391
Payable for fund shares redeemed	—	39,647	81,433
Payable upon receipt of securities loaned	—	24,984,000	54,339,000
Payable to affiliates	168,257	107,607	190,546
Payable for trustee fees	1,126	2,413	3,477
Other accrued expenses and liabilities	38,860	100,469	111,769
Total liabilities	2,586,572	26,041,001	57,371,616
NET ASSETS	$206,895,072	$106,664,453	$209,334,097
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$187,687,691	$129,901,350	$169,306,696
Undistributed net investment income (accumulated net investment loss)	125,312	(260,692)	78,533
Accumulated net realized gain (loss) on investments	28,915,540	(36,912,205)	12,699,628
Net unrealized appreciation or depreciation on investments	(9,833,471)	13,936,000	27,249,240
NET ASSETS	$206,895,072	$106,664,453	$209,334,097
+ Including securities loaned at value	$—	$24,228,077	$52,631,695
* Cost of investments in securities	$205,939,313	$90,214,856	$179,134,904
Class ADV:
Net assets	n/a	$1,171	n/a
Shares authorized	n/a	unlimited	n/a
Par value	n/a	$0.01	n/a
Shares outstanding	n/a	125	n/a
Net asset value and redemption price per share	n/a	$9.35	n/a
Class I:
Net assets	$163,315,667	$72,816,247	$86,113,174
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01
Shares outstanding	9,008,042	7,761,658	3,833,215
Net asset value and redemption price per share	$18.13	$9.38	$22.46
Class S:
Net assets	$43,579,405	$33,847,035	$123,220,923
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01
Shares outstanding	2,407,718	3,660,961	5,554,624
Net asset value and redemption price per share	$18.10	$9.25	$22.18

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING VP Financial Services Portfolio	ING VP High Yield Bond Portfolio	ING VP International Value Portfolio
ASSETS:
Investments in securities at value+*	$85,819,599	$86,370,039	$525,501,788
Investments in affiliate**	—	821,250	—
Short-term investments in affiliates at amortized cost	3,200,000	—	14,000,000
Short-term investments at amortized cost	385,000	529,000	28,190,000
Cash	9,971	831,719	229,997
Foreign currencies at value***	—	—	15,882,171
Receivables:
Investment securities sold	30,891	242,663	12,160,359
Fund shares sold	13	138,766	47,611
Dividends and interest	108,226	1,694,425	1,237,847
Upfront payments made on swap agreements	—	32,528	—
Unrealized appreciation on swap agreements	—	30,822	—
Prepaid expenses	385	103	2,359
Reimbursement due from manager	8,682	5,487	73,694
Total assets	89,562,767	90,696,802	597,325,826
LIABILITIES:
Payable for investment securities purchased	—	1,278,669	33,609,532
Payable for fund shares redeemed	122,409	18,490	127,033
Payable upon receipt of securities loaned	—	—	26,803,000
Unrealized depreciation on swap agreements	—	28,911	—
Income distribution payable	—	1,970,985	—
Payable to affiliates	81,819	53,232	485,466
Payable for trustee fees	1,493	3,819	8,734
Other accrued expenses and liabilities	48,156	48,260	171,197
Total liabilities	253,877	3,402,366	61,204,962
NET ASSETS	$89,308,890	$87,294,436	$536,120,864
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$71,602,865	$92,595,382	$360,045,672
Undistributed net investment income	260,337	50,838	4,913,245
Accumulated net realized gain (loss) on investments, foreign currency related transactions, and swaps	9,657,748	(5,816,281)	132,242,253
Net unrealized appreciation on investments, foreign currency related transactions, and swaps	7,787,940	464,497	38,919,694
NET ASSETS	$89,308,890	$87,294,436	$536,120,864
+ Including securities loaned at value	$—	$—	$25,656,988
* Cost of investments in securities	$78,031,659	$85,962,281	$486,644,259
** Cost of investments in affiliate	$—	$766,422	$—
*** Cost of foreign currencies	$—	$—	$15,884,775
Class ADV:
Net assets	n/a	$1,013	$1,121
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.01	$0.01
Shares outstanding	n/a	334	67
Net asset value and redemption price per share	n/a	$3.03	$16.68
Class I:
Net assets	$3,899,163	$87,292,416	$525,139,921
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01
Shares outstanding	292,188	28,796,957	31,410,615
Net asset value and redemption price per share	$13.34	$3.03	$16.72
Class S:
Net assets	$85,409,727	$1,007	$10,979,822
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01
Shares outstanding	6,410,145	331	651,040
Net asset value and redemption price per share	$13.32	$3.04	$16.87

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

ING	ING VP MidCap VP Real Estate Portfolio	ING VP SmallCap Opportunities Portfolio	Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,117,915	$162,918	$926,964
Interest(1)	118,185	65,521	129,037
Securities lending income	—	15,400	66,299
Total investment income	2,236,100	243,839	1,122,300
EXPENSES:
Investment management fees	815,864	392,548	769,934
Distribution and service fees:
Class ADV	—	4	—
Class S	58,429	41,907	153,056
Transfer agent fees	362	186	136
Administrative service fees	109,467	52,339	102,657
Shareholder reporting expense	15,023	14,313	22,221
Registration fees	123	203	341
Professional fees	27,118	9,824	15,386
Custody and accounting expense	8,688	4,860	15,384
Trustee fees	4,206	2,232	3,620
Miscellaneous expense	3,139	3,842	3,722
Interest Expense	2,276	—	—
Total expenses	1,044,695	522,258	1,086,457
Net waived and reimbursed fees	—	(17,727)	(40,246)
Net expenses	1,044,695	504,531	1,046,211
Net investment income (loss)	1,191,405	(260,692)	76,089
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	21,585,315	11,235,606	17,592,197
Net change in unrealized appreciation or depreciation on investments	(42,148,213)	3,690,148	6,617,024
Net realized and unrealized gain (loss) on investments	(20,562,898)	14,925,754	24,209,221
Increase (decrease) in net assets resulting from operations	$(19,371,493)	$14,665,062	$24,285,310
* Foreign taxes withheld	$938	$—	$87
(1) Affiliated income	$—	$25,855	$60,860

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING VP Financial Services Portfolio	ING VP High Yield Bond Portfolio	ING VP International Value Portfolio
Dividends, net of foreign taxes withheld*	$937,066	$42,535	$8,927,120
Interest(1)	83,377	4,317,093	513,759
Securities lending income	—	—	312,408
Total investment income	1,020,443	4,359,628	9,753,287
EXPENSES:
Investment management fees	354,588	294,238	2,491,820
Distribution and service fees:
Class ADV	—	4	4
Class S	112,375	2	10,825
Transfer agent fees	114	383	410
Administrative service fees	47,279	50,730	249,179
Shareholder reporting expense	8,860	19,186	55,569
Registration fees	143	149	714
Professional fees	11,222	11,584	37,829
Custody and accounting expense	7,421	11,765	71,857
Trustee fees	2,586	1,267	7,421
Miscellaneous expense	2,503	5,735	3,234
Interest Expense	228	71	3,659
Total expenses	547,319	395,114	2,932,521
Net waived and reimbursed fees	(56,497)	(31,192)	(432,869)
Net expenses	490,822	363,922	2,499,652
Net investment income	529,621	3,995,706	7,253,635
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND SWAPS:
Net realized gain (loss) on:
Investments	5,028,853	1,548,691	47,844,921
Foreign currency related transactions	(2,882)	—	(419,592)
Net realized gain on investments and foreign currency related transactions	5,025,971	1,548,691	47,425,329
Net change in unrealized appreciation or depreciation on:
Investments	(5,341,988)	(2,042,283)	(6,236,214)
Foreign currency related transactions	—	—	37,466
Swaps	—	4,405	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and swaps	(5,341,988)	(2,037,878)	(6,198,748)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and swaps	(316,017)	(489,187)	41,226,581
Increase in net assets resulting from operations	$213,604	$3,506,519	$48,480,216
* Foreign taxes withheld	$—	$—	$888,043
(1) Affiliated income	$36,367	$32,249	$431,977

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Real Estate Portfolio		ING VP MidCap Opportunities Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income (loss)	$1,191,405	$1,418,431	$(260,692)	$(455,878)
Net realized gain on investments	21,585,315	8,663,777	11,235,606	19,751,909
Net change in unrealized appreciation or depreciation on investments	(42,148,213)	25,599,147	3,690,148	(10,692,866)
Net increase (decrease) in net assets resulting from operations	(19,371,493)	35,681,355	14,665,062	8,603,165
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(895,223)	(2,155,267)	—	—
Class S	(176,672)	(597,987)	—	—
Net realized gains:
Class I	—	(1,985,151)	—	—
Class S	—	(635,843)	—	—
Total distributions	(1,071,895)	(5,374,248)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	105,465,499	89,052,807	1,301,588	4,456,652
Dividends reinvested	1,071,895	5,372,086	—	—
	106,537,394	94,424,893	1,301,588	4,456,652
Cost of shares redeemed	(54,297,092)	(23,087,490)	(14,267,108)	(28,844,785)
Net increase (decrease) in net assets resulting from capital share transactions	52,240,302	71,337,403	(12,965,520)	(24,388,133)
Net increase (decrease) in net assets	31,796,914	101,644,510	1,699,542	(15,784,968)
NET ASSETS:
Beginning of period	175,098,158	73,453,648	104,964,911	120,749,879
End of period	$206,895,072	$175,098,158	$106,664,453	$104,964,911
Undistributed net investment income (accumulated net investment loss) at end of period	$125,312	$5,802	$(260,692)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP SmallCap Opportunities Portfolio		ING VP Financial Services Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income (loss)	$76,089	$(991,711)	$529,621	$1,013,480
Net realized gain on investments and foreign currency related transactions	17,592,197	35,122,013	5,025,971	5,148,836
Net change in unrealized appreciation or depreciation on investments	6,617,024	(10,794,870)	(5,341,988)	7,170,129
Net increase in net assets resulting from operations	24,285,310	23,335,432	213,604	13,332,445
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	(18,828)	(35,296)
Class S	—	—	(290,265)	(936,372)
Net realized gains:
Class I	—	—	—	(10,932)
Class S	—	—	—	(207,459)
Total distributions	—	—	(309,093)	(1,190,059)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,132,886	22,202,369	9,366,345	31,596,730
Dividends reinvested	—	—	309,093	1,190,059
	8,132,886	22,202,369	9,675,438	32,786,789
Cost of shares redeemed	(26,819,807)	(41,811,182)	(19,049,692)	(23,586,981)
Net increase (decrease) in net assets resulting from capital share transactions	(18,686,921)	(19,608,813)	(9,374,254)	9,199,808
Net increase (decrease) in net assets	5,598,389	3,726,619	(9,469,743)	21,342,194
NET ASSETS:
Beginning of period	203,735,708	200,009,089	98,778,633	77,436,439
End of period	$209,334,097	$203,735,708	$89,308,890	$98,778,633
Undistributed net investment income at end of period	$78,533	$2,444	$260,337	$39,809

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP High Yield Bond Portfolio		ING VP International Value Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$3,995,706	$7,301,466	$7,253,635	$10,079,643
Net realized gain (loss) on investments, foreign currency related transactions, and swaps	1,548,691	(462,138)	47,425,329	85,079,155
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and swaps	(2,037,878)	2,755,302	(6,198,748)	10,764,571
Net increase in net assets resulting from operations	3,506,519	9,594,630	48,480,216	105,923,369
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(35)	—	(3)	—
Class I	(3,947,290)	(5,704,848)	(2,415,887)	(10,301,690)
Class S	(37)	(1,523,577)	(36,967)	(91,548)
Net realized gains:
Class I	—	—	—	(23,505,140)
Class S	—	—	—	(351,608)
Total distributions	(3,947,362)	(7,228,425)	(2,452,857)	(34,249,986)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,466,989	205,293,277	43,736,223	113,005,548
Dividends reinvested	3,907,774	6,262,441	2,452,854	34,249,986
	23,374,763	211,555,718	46,189,077	147,255,534
Cost of shares redeemed	(40,025,172)	(200,367,224)	(23,483,972)	(102,713,680)
Net increase (decrease) in net assets resulting from capital share transactions	(16,650,409)	11,188,494	22,705,105	44,541,854
Net increase (decrease) in net assets	(17,091,252)	13,554,699	68,732,464	116,215,237
NET ASSETS:
Beginning of period	104,385,688	90,830,989	467,388,400	351,173,163
End of period	$87,294,436	$104,385,688	$536,120,864	$467,388,400
Undistributed net investment income at end of period	$50,838	$2,494	$4,913,245	$112,467

See Accompanying Notes to Financial Statements

ING VP REAL ESTATE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,			May 3, 2004(1) to December 31,
	2007	2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of the period	$19.62	14.96	13.62		10.00
Income (loss) from investment operations:
Net investment income	$0.12 *	0.24	0.21	*	0.34 *
Net realized and unrealized gain (loss) on investments	$(1.52)	5.12	1.47		3.64
Total from investment operations	$(1.40)	5.36	1.68		3.98
Less distributions from:
Net investment income	$0.09	0.40	0.34		0.14
Net realized gains on investments	$—	0.30	—		0.15
Return of capital	$—	—	—		0.07
Total distributions	$0.09	0.70	0.34		0.36
Net asset value, end of the period	$18.13	19.62	14.96		13.62
Total Return(2)%	(7.19)	36.17	12.49		40.01
Ratios and Supplemental Data:
Net assets, end of the period (000s)	$163,316	132,520	57,410		31,355
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	0.90	0.93	0.96		1.53
Net expenses after expense reimbursement/recoupment(3)(4)%	0.90	0.93	1.04		1.05
Net investment income after expense reimbursement/recoupment(3)(4)%	1.16	1.25	1.49	†	4.79
Portfolio turnover rate %	45	37	48		30

	Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	May 13, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of the period	$19.60	14.95	13.11
Income (loss) from investment operations:
Net investment income	$0.08	0.22	0.28	*
Net realized and unrealized gain (loss) on investments	$(1.50)	5.09	1.86
Total from investment operations	$(1.42)	5.31	2.14
Less distributions from:
Net investment income	$0.08	0.36	0.30
Net realized gains on investments	$—	0.30	—
Total distributions	$0.08	0.66	0.30
Net asset value, end of the period	$18.10	19.60	14.95
Total Return(2)%	(7.31)	35.84	16.35
Ratios and Supplemental Data:
Net assets, end of the period (000s)	$43,579	42,578	16,043
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	1.15	1.18	1.21
Net expenses after expense reimbursement/recoupment(3)(4)%	1.15	1.18	1.29
Net investment income after expense reimbursement/recoupment(3)(4)%	0.82	1.05	2.97	†
Portfolio turnover rate %	45	37	48

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the period ended December 31, 2005 was to decrease net investment income per share by $0.26 and $0.17 and increase net realized and unrealized gain on investments $0.26 and $0.17 and decrease the ratio of net investment income to average net assets from 3.38% to 1.58% and 4.78% to 1.96% on Class I and Class S, respectively.

See Accompanying Notes to Financial Statements

ING VP MIDCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of the period	$8.16		8.16	††
Income (loss) from investment operations:
Net investment loss	$(0.04)		(0.00	)*
Net realized and unrealized gain on investments	$1.19		—
Total from investment operations	$1.15		(0.00	)*
Net asset value, end of the period	$9.35		8.16	††
Total Return(2)%	14.58		—
Ratios and Supplemental Data:
Net assets, end of the period (000's)	$1		1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.42		1.45
Net expenses after expense reimbursement(3)(4)%	1.40	†	1.40
Net investment loss after expense reimbursement(3)(4)%	(1.02	)†	(1.40)
Portfolio turnover rate %	78		139

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of the period	$8.16		7.57	6.86	6.15	4.50	6.07
Income (loss) from investment operations:
Net investment loss	$(0.02)		(0.03)	(0.02)	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	$1.24		0.62	0.73	0.73	1.67	(1.55)
Total from investment operations	$1.22		0.59	0.71	0.71	1.65	(1.57)
Net asset value, end of period	$9.38		8.16	7.57	6.86	6.15	4.50
Total Return(2)%	14.95		7.79	10.35	11.54	36.67	(25.86)
Ratios and Supplemental Data:
Net assets, end of the period (000's)	$72,816		71,154	78,760	83,969	13,496	4,683
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.92		0.95	0.97	0.96	1.21	1.53
Net expenses after expense reimbursement(3)(4)%	0.90	†	0.90	0.90	0.94	0.90	0.88
Net investment loss after expense reimbursement(3)(4)%	(0.43	)†	(0.32)	(0.31)	(0.47)	(0.53)	(0.42)
Portfolio turnover rate %	78		139	90	73	162	387

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Amount is more than ($0.005).

†  Impact of waiving the advisor fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

††  Amount was previously reported as $8.20 and has been corrected to reflect the actual NAV.

See Accompanying Notes to Financial Statements

ING VP MIDCAP OPPORTUNITIES PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$8.05		7.48	6.79	6.11	4.47	6.04
Income (loss) from investment operations:
Net investment loss	$(0.03)		(0.05)	(0.04)	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	$1.23		0.62	0.73	0.71	1.67	(1.55)
Total from investment operations	$1.20		0.57	0.69	0.68	1.64	(1.57)
Net asset value, end of period	$9.25		8.05	7.48	6.79	6.11	4.47
Total Return(1)%	14.91		7.62	10.16	11.13	36.69	(25.99)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$33,847		33,810	41,989	42,808	7,089	2,595
Ratios to average net assets:
Gross expenses prior to expense reimbursement(2)%	1.17		1.20	1.22	1.21	1.45	1.75
Net expenses after expense reimbursement(2)(3)%	1.10	†	1.10	1.10	1.14	1.10	1.12
Net investment loss after expense reimbursement(2)(3)%	(0.63	)†	(0.53)	(0.51)	(0.68)	(0.73)	(0.67)
Portfolio turnover rate %	78		139	90	73	162	387

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

†  Impact of waiving advisor fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of the period	$19.97		17.74	16.26	14.76	10.64	18.88
Income (loss) from investment operations:
Net investment income (loss)	$0.02		(0.07)	(0.08)	(0.09)	(0.07)	(0.10)
Net realized and unrealized gain (loss) on investments	$2.47		2.30	1.56	1.59	4.19	(8.14)
Total from investment operations	$2.49		2.23	1.48	1.50	4.12	(8.24)
Net asset value, end of the period	$22.46		19.97	17.74	16.26	14.76	10.64
Total Return(1)%	12.47		12.57	9.10	10.16	38.72	(43.64)
Ratios and Supplemental Data:
Net assets, end of the period (000s)	$86,113		81,210	81,155	86,218	91,031	64,767
Ratios to average net assets:
Gross expenses prior to expense reimbursement(2)%	0.91		0.93	0.96	0.94	1.07	1.23
Net expenses after expense reimbursement(2)(3)%	0.90	†	0.90	0.90	0.90	0.90	0.90
Net investment income (loss) after expense reimbursement(2)(3)%	0.20	†	(0.35)	(0.52)	(0.58)	(0.63)	(0.75)
Portfolio turnover rate %	39		84	83	67	168	414
	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$19.74		17.57	16.14	14.68	10.61	18.86
Income (loss) from investment operations:
Net investment loss	$(0.00	)**	(0.11)	(0.12)	(0.11)	(0.10)*	(0.08)
Net realized and unrealized gain (loss) on investments	$2.44		2.28	1.55	1.57	4.17	(8.17)
Total from investment operations	$2.44		2.17	1.43	1.46	4.07	(8.25)
Net asset value, end of period	$22.18		19.74	17.57	16.14	14.68	10.61
Total Return(1)%		12.36	12.35	8.86	9.95	38.36	(43.74)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$123,221		122,526	118,854	109,246	95,039	31,914
Ratios to average net assets:
Gross expenses prior to expense reimbursement(2)%	1.16		1.18	1.21	1.19	1.32	1.40
Net expenses after expense reimbursement(2)(3)%	1.10	†	1.10	1.10	1.10	1.10	1.10
Net investment loss after expense reimbursement(2)(3)%	(0.01	)†	(0.55)	(0.72)	(0.78)	(0.82)	(0.97)
Portfolio turnover rate %	39		84	83	67	168	414

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is more than $(0.005).

†  Impact of waiving the advisor fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING VP FINANCIAL SERVICES PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,			May 3, 2004(1) to December 31,
	2007		2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of the period	$13.36		11.56	11.06		10.00
Income (loss) from investment operations:
Net investment income	$0.10		0.18	0.14	*	0.06 *
Net realized and unrealized gain (loss) on investments	$(0.07)		1.83	0.70		1.15
Total from investment operations	$0.03		2.01	0.84		1.21
Less distributions from:
Net investment income	$0.05		0.18	0.11		0.04
Net realized gains on investments	$—		0.03	0.23		0.11
Total distributions	$0.05		0.21	0.34		0.15
Net asset value, end of the period	$13.34		13.36	11.56		11.06
Total Return(2)%	0.24		17.47	7.74		12.18
Ratios and Supplemental Data:
Net assets, end of the period (000's)	$3,899		4,883	1,040		5,493
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.92		0.91	1.00		1.71
Net expenses after expense reimbursement(3)(4)%	0.80	†	0.80	0.80		0.80
Net investment income after expense reimbursement(3)(4)%	1.35	†	1.58	1.29		0.87
Portfolio turnover rate %	23		48	100		95
	Class S
	Six Months Ended June 30,		Year Ended December 31,			May 3, 2004(1) to December 31,
	2007		2006	2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$13.34		11.55	11.05		10.00
Income (loss) from investment operations:
Net investment income	$0.08		0.15	0.13	*	0.05 *
Net realized and unrealized gain (loss) on investments	$(0.06)		1.82	0.69		1.15
Total from investment operations	$0.02		1.97	0.82		1.20
Less distributions from:
Net investment income	$0.04		0.15	0.09		0.04
Net realized gains on investments	$—		0.03	0.23		0.11
Total distributions	$0.04		0.18	0.32		0.15
Net asset value, end of period	$13.32		13.34	11.55		11.05
Total Return(2)%	0.18		17.11	7.55		12.03
Ratios and Supplemental Data:
Net assets, end of period (000's)	$85,410		93,896	76,397		14,205
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.17		1.16	1.25		1.96
Net expenses after expense reimbursement(3)(4)%	1.05	†	1.05	1.05		1.05
Net investment income after expense reimbursement(3)(4)%	1.11	†	1.24	1.17		0.73
Portfolio turnover rate %	23		48	100		95

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisor fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING VP HIGH YIELD BOND PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV				Class I
	Six Months Ended June 30,		December 29, 2006(1) to December 31		Six Months Ended June 30,	Year Ended December 31,
	2007		2006		2007	2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of the period	$3.05		3.05		3.05	2.98		3.13		3.09	2.83	3.16
Income (loss) from investment operations:
Net investment income (loss)	$0.11	*	(0.00	)**	0.12 *	0.22	*	0.19	*	0.20	0.16	0.35
Net realized and unrealized gain (loss) on investments	$(0.02)		—		(0.02)	0.06		(0.15)		0.04	0.27	(0.33)
Total from investment operations	$0.09		(0.00	)**	0.10	0.28		0.04		0.24	0.43	0.02
Less distributions from:
Net investment income	$0.11		—		0.12	0.21		0.19		0.20	0.17	0.35
Total distributions	$0.11		—		0.12	0.21		0.19		0.20	0.17	0.35
Net asset value, end of the period	$3.03		3.05		3.03	3.05		2.98		3.13	3.09	2.83
Total Return(2)%	2.84		—		3.25	9.78		1.45		7.89	15.37	0.46
Ratios and Supplemental Data:
Net assets, end of the period (000's)	$1		1		87,292	104,384		27,419		21,783	23,260	9,761
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.28		1.30		0.78	0.80		0.85		1.00	1.24	1.46
Net expenses after expense reimbursement(3)(4)%	1.21		1.21		0.71	0.72		0.75		0.81	0.81	0.80
Net investment income (loss) after expense reimbursement(3)(4)%	7.49		(1.21)		7.88	7.31		6.39		6.31	6.90	9.57
Portfolio turnover rate %	59		141		59	141		133		158	243	77

	Class S
	Six Months Ended June 30, 2007		December 29, 2006(5) to December 31, 2006		January 1, 2006 to April 30, 2006(5)	April 29, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of the period	$3.05		3.05		2.98	2.98
Income (loss) from investment operations:
Net investment income (loss)	$0.12	*	(0.00	)**	0.06	0.07
Net realized and unrealized gain (loss) on investments	$(0.02)		—		0.02	—
Total from investment operations	$0.10		(0.00	)**	0.08	0.07
Less distributions from:
Net investment income	$0.11		—		0.06	0.07
Total distributions	$0.11		—		0.06	0.07
Net asset value, end of the period	$3.04		3.05		3.00	2.98
Total Return(2)%	3.35		—		2.81	2.46
Ratios and Supplemental Data:
Net assets, end of the period (000's)	$1		1		80,808	63,412
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.03		1.05		1.02	1.10
Net expenses after expense reimbursement(3)(4)%	0.91		0.91		1.00	1.00
Net investment income (loss) after expense reimbursement(3)(4)%	7.65		(0.91)		6.42	6.07
Portfolio turnover rate %	59		141		141	133

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)  Class S was fully redeemed on May 1, 2006 and recommenced operations on December 29, 2006.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

ING VP INTERNATIONAL VALUE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of the period	$15.26		15.26	††
Income (loss) from investment operations:
Net investment income (loss)	$0.20		(0.00	)**
Net realized and unrealized gain on investments	$1.27		—
Total from investment operations	$1.47		(0.00	)**
Less distributions from:
Net investment income	$0.05		—
Total distributions	$0.05		—
Net asset value, end of the period	$16.68		15.26	††
Total Return(2)%	9.67		—
Ratios and Supplemental Data:
Net assets, end of the period (000's)	$1		1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.67		1.69
Net expenses after expense reimbursement(3)(4)%	1.50	†	1.50	†
Net investment income (loss) after expense reimbursement(3)(4)%	2.56	†	(1.50	)†
Portfolio turnover rate %	94		146

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.26		12.73		12.76		11.01	8.60	10.27
Income (loss) from investment operations:
Net investment income	$0.23		0.34		0.18	*	0.16	0.14	0.08
Net realized and unrealized gain (loss) on investments	$1.31		3.36		0.89		1.74	2.40	(1.66)
Total from investment operations	$1.54		3.70		1.07		1.90	2.54	(1.58)
Less distributions from:
Net investment income	$0.08		0.35		0.30		0.15	0.13	0.09
Net realized gains on investments	$—		0.82		0.80		—	—	—
Total distributions	$0.08		1.17		1.10		0.15	0.13	0.09
Net asset value, end of period	$16.72		15.26		12.73		12.76	11.01	8.60
Total Return(2)%	10.11		29.44		9.43		17.41	29.92	(15.46)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$525,140		460,381		348,326		262,694	162,602	64,042
Ratios to average net assets:
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.17		1.19		1.22		1.22	1.45	1.58
Net expenses after expense reimbursement and brokerage commission recapture(3)(4)%	1.00	†	1.00	†	1.00		1.00	1.00	1.00
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)(4)%	1.00	†	1.00	†	1.00		1.00	1.00	1.00
Net investment income after expense reimbursement and brokerage commission recapture(3)(4)%	2.91	†	2.40	†	1.50		1.48	1.51	0.79
Portfolio turnover rate %	94		146		125		98	89	164

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is more than $(0.005).

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

††  Amount was previously reported as $15.38 and has been corrected to reflect the actual NAV.

See Accompanying Notes to Financial Statements

ING VP INTERNATIONAL VALUE PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,		Year Ended December 31,						March 19, 2002(1) to December 31,
	2007		2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.41		12.88		12.92		11.16	8.68	10.80
Income (loss) from investment operations:
Net investment income	$0.23	*	0.28		0.13	*	0.13	0.11	0.05
Net realized and unrealized gain (loss) on investments	$1.30		3.39		0.92		1.76	2.45	(2.10)
Total from investment operations	$1.53		3.67		1.05		1.89	2.56	(2.05)
Less distributions from:
Net investment income	$0.07		0.32		0.29		0.13	0.08	0.07
Net realized gains on investments	$—		0.82		0.80		—	—	—
Total distributions	$0.07		1.14		1.09		0.13	0.08	0.07
Net asset value, end of period	$16.87		15.41		12.88		12.92	11.16	8.68
Total Return(2)%	9.95		28.81		9.04		17.03	29.79	(19.04)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$10,980		7,007		2,847		1,225	534	42
Ratios to average net assets:
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.42		1.44		1.47		1.47	1.38	1.83
Net expenses after expense reimbursement and brokerage commission recapture(3)(4)%	1.20	†	1.20	†	1.20		1.20	1.20	1.20
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)(4)%	1.20	†	1.20	†	1.20		1.20	1.20	1.20
Net investment income after expense reimbursement and brokerage commission recapture(3)(4)%	2.83	†	2.00	†	1.05		1.14	1.31	0.56
Portfolio turnover rate %	94		146		125		98	89	164

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Products Trust (the "Trust") is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company, with the exception of ING VP Real Estate Portfolio, which is non-diversified. There are six investment series which comprise the Trust. The names of the Portfolios are ING VP Real Estate Portfolio ("Real Estate"), ING VP MidCap Opportunities Portfolio ("MidCap Opportunities"), ING VP SmallCap Opportunities Portfolio ("SmallCap Opportunities"), ING VP Financial Services Portfolio ("Financial Services"), ING VP High Yield Bond Portfolio ("High Yield Bond") and ING VP International Value Portfolio ("International Value"); each a "Portfolio" and collectively, the "Portfolios."

The following is a brief description of each Portfolio's investment objective:

•  Real Estate seeks total return;

•  MidCap Opportunities seeks long-term capital appreciation;

•  SmallCap Opportunities seeks long-term capital appreciation;

•  Financial Services seeks long-term capital appreciation;

•  High Yield Bond seeks to provide a high level of current income and total return; and

•  International Value seeks long-term capital appreciation.

Each Portfolio offers Class I shares and Class S shares. MidCap Opportunities, High Yield Bond and International Value also offer Adviser Class ("ADV Class") shares. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees.

Shares of the Portfolios may be offered to segregated asset accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans outside the Variable Contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

ING Investments, LLC ("ING Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. ING Investments has engaged ING Investment Management Co. ("ING IM"), a Connecticut corporation, to serve as the sub-adviser to each Portfolio with the exception of Real Estate. ING Clarion Real Estate Securities L.P. ("INGCRES"), a Delaware limited partnership serve as sub-adviser to the Real Estate. ING Investments, ING IM and INGCRES are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios' valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that uses prices provided by market-makers or estimates of market

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios' Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value ("NAV") may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method and included in interest income.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Real Estate estimates components of distributions from real estate investment trust ("REITs"). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If the Portfolio no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Foreign Currency Transactions and Futures Contracts. Each Portfolio except Real Estate may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolios. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

income are declared and paid quarterly by each Portfolio, with the exception of High Yield Bond Portfolio, which declares dividends daily and pays dividends quarterly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characters of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principals for investment companies.

F.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

G.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.  Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.  Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.  Delayed Delivery Transactions. A Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of these securities is identified in each Portfolio's

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to segregate liquid assets sufficient to cover the purchase price.

L.  Swap Contracts. The Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation.

M.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2007, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were as follows:

	Purchases	Sales
Real Estate	$142,469,453	$96,566,271
MidCap Opportunities	79,450,908	92,684,660
SmallCap Opportunities	79,122,559	95,369,747
Financial Services	20,992,003	30,423,828
High Yield Bond	59,351,285	76,271,054
International Value	485,710,936	450,114,220

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement ("Investment Management Agreement") with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio. The Investment Adviser receives an investment advisory fee calculated at an annual rate of 0.75% for MidCap Opportunities. The fee for Real Estate is 0.80% on the first $100 million and 0.70% in excess of $100 million of average daily net assets. For SmallCap Opportunities, the Investment Adviser receives an investment advisory fee of 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million, and 0.55% in excess of $1 billion of average daily net assets. The fee for the High Yield Bond is 0.58% on the first $200 million, 0.55% on the next $300 million, 0.50% on the next $500 million, and 0.45% in excess of $1 billion of average daily net assets. For Financial Services, the Investment Adviser receives an investment advisory fee of 0.75% on the first $500 million and 0.70% in excess of $500 million. The Investment Adviser receives an investment advisory fee of 1.00% of average daily net assets from the International Value Portfolio.

The Investment Adviser has engaged ING IM to serve as sub-adviser to all of the Portfolios with the exception of Real Estate.

INGCRES serves as sub-adviser to the Real Estate pursuant to a sub-advisory agreement with the Investment Adviser.

Effective November 1, 2006, certain ING Portfolios sub-advised by ING IM are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. As of June 30, 2007, MidCap Opportunities waived $388, SmallCap Opportunities waived $919, Financial Services waived $545 and International Value waived $6,589. These fees are not subject to recoupment.

ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for each Portfolio's operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio's average daily net assets.

In placing equity security transactions, the Investment Adviser or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Investment Adviser or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 5 — SHAREHOLDER SERVICE AND DISTRIBUTION FEES

benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios and not the Investment Adviser or Sub-Adviser. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

Each ADV Class shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the "Plan"). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class shares.

Class S shares of each Portfolio are subject to a Shareholder Services Plan (the "Plan"). Under the Plan, each Portfolio pays the Administrator a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Administrator is entitled to use the proceeds from the Plan to pay for services including, but not limited to, providing information about the Portfolios and delivering Portfolio documents.

During the six months ended June 30, 2007, the Administrator voluntarily waived 0.05% of average daily net assets of Class S related to the service shareholder fee for MidCap Opportunities, SmallCap Opportunities, High Yield Bond and International Value.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2007, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Investment Management Fees	Accrued Administrative Fees	Service and Distribution Fees	Accrued Reimbursement	Total
Real Estate	$140,162	$18,849	$9,246	$—	$168,257
MidCap Opportunities	66,131	8,839	5,621	27,016	107,607
SmallCap Opportunities	129,986	17,357	20,490	22,713	190,546
Financial Services	56,328	7,523	17,968	—	81,819
High Yield Bond	45,404	7,828	—	—	53,232
International Value	438,369	43,969	1,741	1,387	485,466

At June 30, 2007, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Real Estate (41.04%); MidCap Opportunities (16.83%); SmallCap Opportunities (14.38%); High Yield Bond (37.07%); International Value (85.96%).

Reliastar Life Insurance Company — MidCap Opportunities (53.56%); SmallCap Opportunities (23.41%); High Yield Bond (40.22%); International Value (11.80%).

ING Solution 2015 Portfolio — Real Estate (7.37%).

ING Solution 2025 Portfolio — Real Estate (12.62%).

ING Solution 2035 Portfolio — Real Estate (8.78%).

Security Life Insurance Company — Real Estate (8.79%); High Yield Bond (21.70%).

ING USA Annuity and Life Insurance — MidCap Opportunities (25.04%); SmallCap Opportunities (56.43%); Financial Services (94.19%).

The Trust has adopted a Retirement Policy ("Policy") covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy agreement.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2007, the Portfolio had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Accrued Audit Fees
Financial Services	$13,134

NOTE 8 — EXPENSE LIMITATIONS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with the Portfolios under which it will limit the expenses of each Portfolio, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class ADV	Class I	Class S
Real Estate	N/A	1.05%	1.30%
MidCap Opportunities	1.40%	0.90%	1.10%
SmallCap Opportunities	N/A	0.90%	1.10%
Financial Services	N/A	0.80%	1.05%
High Yield Bond	1.21%	0.71%	0.91%
International Value	1.50%	1.00%	1.20%

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Portfolios expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATIONS (continued)

fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2007, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2008	2009	2010	Total
MidCap Opportunities	$18,530	$109,825	$23,795	$152,150
SmallCap Opportunities	58,503	88,767	31,168	178,438
Financial Services	94,173	84,275	102,161	280,609
High Yield Bond	31,889	26,439	82,647	140,975
International Value	563,473	711,617	852,344	2,127,434

These amounts do not include shareholding servicing fees voluntary waived by the administrator.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other funds managed by the Investment Adviser have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon Corporation ("BNY") for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The following Portfolios utilized the line of credit during the six months ended June 30, 2007:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Real Estate	3	$4,806,667	5.76%
Financial Services	2	725,000	5.75%
High Yield Bond	26	1,730,769	5.76%
International Value	5	4,618,000	5.78%

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class I		Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Real Estate (Number of Shares)
Shares sold	4,562,613	3,311,180	694,865	1,704,526
Dividends reinvested	44,384	222,569	8,875	66,094
Shares redeemed	(2,353,183)	(617,872)	(468,571)	(671,444)
Net increase in shares outstanding	2,253,814	2,915,877	235,169	1,099,176
Real Estate ($)
Shares sold	$91,308,830	$58,672,361	$14,156,669	$30,380,446
Dividends reinvested	895,223	4,140,418	176,672	1,231,668
Shares redeemed	(44,905,227)	(11,163,938)	(9,391,865)	(11,923,552)
Net increase	$47,298,826	$51,648,841	$4,941,476	$19,688,562
	Class ADV		Class I
	Six Months Ended June 30, 2007	December 29, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
MidCap Opportunities (Number of Shares)
Shares sold	3	122	129,596	535,364
Shares redeemed	—	—	(1,088,141)	(2,221,494)
Net increase (decrease) in shares outstanding	3	122	(958,545)	(1,686,130)
MidCap Opportunities ($)
Shares sold	$30	$1,000	$1,164,529	$4,324,755
Shares redeemed	—	—	(9,479,230)	(17,649,365)
Net increase (decrease)	$30	$1,000	$(8,314,701)	$(13,324,610)

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
MidCap Opportunities (Number of Shares)
Shares sold	16,016	16,708
Shares redeemed	(555,393)	(1,428,960)
Net decrease in shares outstanding	(539,377)	(1,412,252)
MidCap Opportunities ($)
Shares sold	$137,029	$130,897
Shares redeemed	(4,787,878)	(11,195,420)
Net decrease	$(4,650,849)	$(11,064,523)
	Class I		Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
SmallCap Opportunities (Number of Shares)
Shares sold	196,854	379,261	191,730	780,357
Shares redeemed	(430,688)	(887,158)	(844,926)	(1,337,311)
Net decrease in shares outstanding	(233,834)	(507,897)	(653,196)	(556,954)
SmallCap Opportunities ($)
Shares sold	$4,168,649	$7,316,174	$3,964,237	$14,886,195
Shares redeemed	(9,109,339)	(16,905,628)	(17,710,468)	(24,905,554)
Net decrease	$(4,940,690)	$(9,589,454)	$(13,746,231)	$(10,019,359)
	Class I		Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Financial Services (Number of Shares)
Shares sold	89,532	436,726	614,147	2,091,924
Dividends reinvested	1,460	3,580	22,519	90,480
Shares redeemed	(164,370)	(164,681)	(1,263,170)	(1,760,446)
Net increase (decrease) in shares outstanding	(73,378)	275,625	(626,504)	421,958
Financial Services ($)
Shares sold	$1,199,467	$5,468,630	$8,166,878	$26,128,100
Dividends reinvested	18,828	46,229	290,265	1,143,830
Shares redeemed	(2,193,056)	(2,057,715)	(16,856,636)	(21,529,266)
Net increase (decrease)	$(974,761)	$3,457,144	$(8,399,493)	$5,742,664
	Class ADV		Class I
	Six Months Ended June 30, 2007	December 29, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
High Yield Bond (Number of Shares)
Shares sold	6	328	6,305,194	63,308,856
Dividends reinvested	—	—	1,268,289	1,415,842
Shares redeemed	—	—	(12,990,361)	(39,697,716)
Net increase (decrease) in shares outstanding	6	328	(5,416,878)	25,026,982
High Yield Bond ($)
Shares sold	$18	$1,000	$19,466,961	$189,618,653
Dividends reinvested	—	—	3,907,774	4,210,770
Shares redeemed	—	—	(40,025,172)	(118,763,910)
Net increase (decrease)	$18	$1,000	$(16,650,437)	$75,065,513

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class S
	Six Months Ended June 30, 2007	December 29, 2006(1) to December 31, 2006
High Yield Bond (Number of Shares)
Shares sold	3	5,240,709
Dividends reinvested	—	687,225
Shares redeemed	—	(27,201,633)
Net increase (decrease) in shares outstanding	3	(21,273,699)
High Yield Bond ($)
Shares sold	$10	$15,673,624
Dividends reinvested	—	2,051,671
Shares redeemed	—	(81,603,314)
Net increase (decrease)	$10	$(63,878,019)
	Class ADV		Class I
	Six Months Ended June 30, 2007	December 29, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
International Value (Number of Shares)
Shares sold	2	65	2,545,980	7,729,262
Dividends reinvested	—	—	152,808	2,260,111
Shares redeemed	—	—	(1,457,049)	(7,179,581)
Net increase in shares outstanding	2	65	1,241,739	2,809,792
International Value ($)
Shares sold	$30	$1,000	$40,239,335	$109,477,708
Dividends reinvested	—	—	2,415,887	33,806,829
Shares redeemed	—	—	(23,126,254)	(102,234,486)
Net increase	$30	$1,000	$19,528,968	$41,050,051
	Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
International Value (Number of Shares)
Shares sold	216,670	238,041
Dividends reinvested	2,315	29,113
Shares redeemed	(22,522)	(33,559)
Net increase in shares outstanding	196,463	233,595
International Value ($)
Shares sold	$3,496,858	$3,526,840
Dividends reinvested	36,967	443,157
Shares redeemed	(357,718)	(479,194)
Net increase	$3,176,107	$3,490,803

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2007, the Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Value of Collateral
MidCap Opportunities	$24,228,077	$24,984,000
SmallCap Opportunities	52,631,695	54,339,000
International Value	25,656,988	26,803,000

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

Non-Diversified (Real Estate). Real Estate is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

Concentration (Real Estate and Financial Services). Each Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, each Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities (MidCap Opportunities, High Yield Bond and International Value). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios' investments.

Emerging Markets Investments (High Yield Bond and International Value). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 13 — CREDIT RISK AND DEFAULTED SECURITIES

Although each Portfolio, except Real Estate, has a diversified portfolio, High Yield Bond invests substantially in lower rated and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities.

The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. It is each Portfolio's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted securities for the current reporting period.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are no reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
Real Estate	$1,071,895	$4,004,421	$1,369,827
Financial Services	309,093	994,463	195,596
High Yield Bond	3,947,362	7,228,425	—
International Value	2,452,857	16,514,740	17,735,246

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2006 were:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation/ Depreciation	Post-October Capital Losses Deferred	Post-October Currency Losses Deferred	Capital Loss Carryforwards	Expiration Dates
Real Estate	$—	$7,335,733	$32,315,036	$—	$—	$—	—
MidCap Opportunities	—	—	10,242,414	—	—	$(20,102,111)	2008
						(26,720,122)	2009
						(1,322,139)	2010
						$(48,144,372)*
SmallCap Opportunities	—	—	20,470,023	—	—	$(4,287,887)	2010
						(440,045)	2011
						$(4,727,932)
Financial Services	2,197,470	2,648,279	12,955,765	—	—	—	—
High Yield Bond	—	—	2,481,275	(74,753)	—	$(986,921)	2007
						(1,985,982)	2008
						(2,658,631)	2009
						(1,198,181)	2010
						(436,910)	2014
						$(7,266,625)
International Value	46,294,591	38,924,677	45,030,578	—	(202,014)	—	—

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

Under U.S. federal income tax law, as specified in the Internal Revenue Code (the "Code") and U.S. Treasury regulations, the Portfolios must meet various technical requirements relating to fund administration, portfolio investments, and "eligible investors" in the Portfolios. Complying with these requirements is a condition for beneficial tax treatment of certain insurance products that offer the Portfolios as investment options. The failure of the Portfolios to meet any of these complex requirements could result in an excise tax, administrative penalties imposed by the Internal Revenue Service, potential liability to insurers whose products include the Portfolios as investment options, and unanticipated costs associated with remedying a failure. It was disclosed in the Portfolio's Annual Report for the year ended December 31, 2006, that an affiliate of a Portfolio's investment adviser may have failed to limit the availability of Real Estate for investment to "eligible investors" under the Code. Subsequent to the issuance of the Portfolio's Annual Report, Management determined that it was more likely than not that there had been no adverse tax or other financial consequences to the Portfolio.

NOTE 15 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Board, the following securities held in High Yield Bond have been deemed to be illiquid. The Portfolio currently limits investment in illiquid securities to 15% of the Portfolio's net assets, at market value, at time of purchase. Fair value for these securities was determined by ING Funds Valuation Committee appointed by the Board.

	Security	Shares	Initial Acquision Date	Cost	Value	Percent of Net Assets
High Yield	Dayton Superior Corp.	195	8/7/00	$2,792	$2	0.0%
Bond	Jordan Tellecommunications	150	1/31/00	—	2,409	0.0%
	NTELOS, Inc.—CW10	218	9/23/05	—	—	0.0%
				$2,792	$2,411	0.0%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2007, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Real Estate
Class I	$0.1371	$—	$0.7032	August 3, 2007	July 31, 2007
Class S	$0.1249	$—	$0.7032	August 3, 2007	July 31, 2007
Financial Services
Class I	$0.0483	$0.3338	$0.4096	August 3, 2007	July 31, 2007
Class S	$0.0394	$0.3338	$0.4096	August 3, 2007	July 31, 2007
High Yield Bond
Class ADV	$0.0186	$—	$—	October 1, 2007	Daily
Class I	$0.0201	$—	$—	October 1, 2007	Daily
Class S	$0.0197	$—	$—	October 1, 2007	Daily
International Value
Class ADV	$0.1175	$1.4375	$1.2165	August 3, 2007	July 31, 2007
Class I	$0.1464	$1.4375	$1.2165	August 3, 2007	July 31, 2007
Class S	$0.1328	$1.4375	$1.2165	August 3, 2007	July 31, 2007

NOTE 17 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the "SEC") has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For calendar year-end funds, this would be no later than their June 29, 2007 NAV and the effects of FIN 48 would be reflected in the funds' semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. To date, this analysis reflects no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157"), "Fair Value Measurements." The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of June 30, 2007, management of the Portfolios is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 18 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 18 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep, including ING Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Board that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•  Aeltus Investment Management, Inc. (a predecessor entity to ING IM) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•  ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 18 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

these areas. Nonetheless, ING Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the "NH Bureau") concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of ING Investments entered into an assurance of discontinuance with the NYAG (the "NYAG Agreement") regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust ("NYSUT") and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or denying the NYAG's findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG's office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the "One-Page Disclosure"). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the "NH Agreement") to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau's claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

  PORTFOLIO OF INVESTMENTS
ING VP REAL ESTATE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares		Value
COMMON STOCK: 3.2%
	Hotels & Motels: 2.5%
65,200	Hilton Hotels Corp.	$2,182,244
43,600	Starwood Hotels & Resorts Worldwide, Inc.	2,924,252
		5,106,496
	Real Estate Operation/ Development: 0.7%
57,950	Brookfield Properties Co. (U.S. Denominated Security)	1,408,765
		1,408,765
Total Common Stock (Cost $6,941,804 )		6,515,261
REAL ESTATE INVESTMENT TRUSTS: 91.6%
	Apartments: 20.3%
174,500	Archstone-Smith Trust	10,314,693
67,010	AvalonBay Communities, Inc.	7,966,149
70,500	BRE Properties, Inc.	4,179,945
58,580	Camden Property Trust	3,923,103
111,900	Equity Residential	5,105,997
81,700	Home Properties, Inc.	4,242,681
50,800	Post Properties, Inc.	2,648,204
138,600	UDR, Inc.	3,645,180
		42,025,952
	Diversified: 6.7%
70,800	Liberty Property Trust	3,110,244
97,400	Vornado Realty Trust	10,698,416
		13,808,660

Shares		Value
	Health Care: 5.3%
159,700	Nationwide Health Properties, Inc.	$4,343,840
123,500	Omega Healthcare Investors, Inc.	1,955,005
126,100	Ventas, Inc.	4,571,125
		10,869,970
	Hotels: 9.5%
92,300	Equity Inns, Inc.	2,067,520
80,200	FelCor Lodging Trust, Inc.	2,087,606
404,801	Host Hotels & Resorts, Inc.	9,358,999
47,100	LaSalle Hotel Properties	2,045,082
91,200	Strategic Hotel Capital, Inc.	2,051,088
70,600	Sunstone Hotel Investors, Inc.	2,004,334
		19,614,629
	Office Property: 15.9%
79,500	BioMed Realty Trust, Inc.	1,997,040
114,700	Boston Properties, Inc.	11,714,311
47,450	Corporate Office Properties Trust SBI MD	1,945,925
77,000	Douglas Emmett, Inc.	1,904,980
101,200	Highwoods Properties, Inc.	3,795,000
37,200	Kilroy Realty Corp.	2,635,248
72,200	SL Green Realty Corp.	8,944,858
		32,937,362
	Regional Malls: 16.2%
153,600	General Growth Properties, Inc.	8,133,120
73,100	Macerich Co.	6,024,902
172,500	Simon Property Group, Inc.	16,049,400
68,700	Taubman Centers, Inc.	3,408,207
		33,615,629
	Shopping Centers: 10.1%
75,900	Acadia Realty Trust	1,969,605
95,000	Federal Realty Investment Trust	7,339,700
60,557	Kimco Realty Corp.	2,305,405
86,700	Regency Centers Corp.	6,112,350
83,600	Tanger Factory Outlet Centers, Inc.	3,130,820
		20,857,880
	Storage: 2.2%
60,600	Extra Space Storage, Inc.	999,900
46,886	Public Storage, Inc.	3,601,783
		4,601,683
	Warehouse/Industrial: 5.4%
45,300	AMB Property Corp.	2,410,866
155,500	Prologis	8,847,950
		11,258,816
Total Real Estate Investment Trusts (Cost $198,997,509 )		189,590,581
Total Long-Term Investments (Cost $205,939,313)		196,105,842

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP REAL ESTATE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 4.4%
		U.S. Government Agency Obligations: 4.4%
$9,142,000	Z	Federal Home Loan Bank, 4.600%, due 07/02/07	$9,139,664
Total Short-Term Investments (Cost $9,139,664)			9,139,664

Total Investments in Securities (Cost $215,078,977)*	99.2%	$205,245,506
Other Assets and Liabilities - Net	0.8	1,649,566
Net Assets	100.0%	$206,895,072

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $215,212,691.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,903,574
Gross Unrealized Depreciation	(11,870,759)
Net Unrealized Depreciation	$(9,967,185)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.6%
		Advertising: 1.1%
21,800		Omnicom Group	$1,153,656
			1,153,656
		Aerospace/Defense: 4.0%
44,200	@	BE Aerospace, Inc.	1,825,460
13,100		L-3 Communications Holdings, Inc.	1,275,809
57,000	@,L	Orbital Sciences Corp.	1,197,570
			4,298,839
		Agriculture: 1.5%
20,900		Loews Corp.	1,614,943
			1,614,943
		Apparel: 4.0%
37,800	@	Coach, Inc.	1,791,342
24,972	@,@@,L	Gildan Activewear, Inc.	856,290
27,300	L	Phillips-Van Heusen	1,653,561
			4,301,193
		Coal: 1.9%
41,500	L	Peabody Energy Corp.	2,007,770
			2,007,770
		Commercial Services: 7.8%
24,583		Arbitron, Inc.	1,266,762
39,400	@,L	Gartner, Inc.	968,846
22,200		McKesson Corp.	1,324,008
57,700	@,L	Quanta Services, Inc.	1,769,659

Shares			Value
128,700		Service Corp. International	$1,644,786
26,800		Watson Wyatt Worldwide, Inc.	1,352,864
			8,326,925
		Computers: 4.4%
13,800	@	Cognizant Technology Solutions Corp.	1,036,242
14,800	@	Micros Systems, Inc.	805,120
59,800	@	Network Appliance, Inc.	1,746,160
40,300	@	Synopsys, Inc.	1,065,129
			4,652,651
		Cosmetics/Personal Care: 2.0%
28,300		Avon Products, Inc.	1,040,025
17,800	@,L	Chattem, Inc.	1,128,164
			2,168,189
		Diversified Financial Services: 1.3%
32,100	@	Investment Technology Group, Inc.	1,390,893
			1,390,893
		Electric: 1.4%
69,800	@	AES Corp.	1,527,224
			1,527,224
		Electrical Components & Equipment: 2.8%
30,300	W	Ametek, Inc.	1,202,304
22,900	@,L	General Cable Corp.	1,734,675
			2,936,979
		Electronics: 2.1%
28,300	@	Dolby Laboratories, Inc.	1,002,103
38,500	@	Trimble Navigation Ltd.	1,239,700
			2,241,803
		Engineering & Construction: 3.5%
13,600	@	Foster Wheeler Ltd.	1,455,064
27,500	@	McDermott International, Inc.	2,285,800
			3,740,864
		Entertainment: 1.7%
60,900	@,L	Macrovision Corp.	1,830,654
			1,830,654
		Food: 1.3%
28,400		Supervalu, Inc.	1,315,488
			1,315,488
		Healthcare-Products: 12.5%
20,000		Cooper Cos., Inc.	1,066,400
46,800	@	Cytyc Corp.	2,017,548
33,132	@	Gen-Probe, Inc.	2,001,835
32,981	@,L	Hologic, Inc.	1,824,179
24,400	@	Kinetic Concepts, Inc.	1,268,068
38,900	@,L	Kyphon, Inc.	1,873,035
37,800	@	Respironics, Inc.	1,609,902
40,500	@	St. Jude Medical, Inc.	1,680,345
			13,341,312
		Healthcare-Services: 1.6%
24,900	@,W	Covance, Inc.	1,707,144
			1,707,144

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance: 4.7%
12,700		AMBAC Financial Group, Inc.	$1,107,313
1,600	@	Markel Corp.	775,296
26,600		Principal Financial Group	1,550,514
9,900	@,L	ProAssurance Corp.	551,133
32,700		WR Berkley Corp.	1,064,058
			5,048,314
		Internet: 3.4%
7,500	@	F5 Networks, Inc.	604,500
31,800	@	Valueclick, Inc.	936,828
66,800	@	VeriSign, Inc.	2,119,565
			3,660,893
		Miscellaneous Manufacturing: 3.8%
22,900		ITT Corp.	1,563,612
44,000		Roper Industries, Inc.	2,512,400
			4,076,012
		Oil & Gas: 1.1%
24,600	@	Plains Exploration & Production Co.	1,176,126
			1,176,126
		Oil & Gas Services: 4.4%
35,200	@,L	Cameron International Corp.	2,515,744
73,700	@,L	Input/Output, Inc.	1,150,457
10,100	@	National Oilwell Varco, Inc.	1,052,824
			4,719,025
		Packaging & Containers: 1.4%
45,700	@	Pactiv Corp.	1,457,373
			1,457,373
		Pharmaceuticals: 2.2%
27,788	@	Cubist Pharmaceuticals, Inc.	547,701
36,200	@	Express Scripts, Inc.	1,810,362
			2,358,063
		Real Estate: 0.8%
7,600		Jones Lang LaSalle, Inc.	862,600
			862,600
		Retail: 4.8%
48,000	@	GameStop Corp.	1,876,800
13,900	L	Nordstrom, Inc.	710,568
54,000	@,L	Saks, Inc.	1,152,900
29,200	@,L	Under Armour, Inc.	1,332,980
			5,073,248
		Semiconductors: 5.0%
76,751		Altera Corp.	1,698,500
30,300	@	Broadcom Corp.	886,275
29,500	@	Nvidia Corp.	1,218,645
143,000	@,L	ON Semiconductor Corp.	1,532,960
			5,336,380
		Software: 6.1%
74,400	@,L	Activision, Inc.	1,389,048
19,858	@,L	Ansys, Inc.	526,237
17,500		Dun & Bradstreet Corp.	1,802,150
30,300	@	Fiserv, Inc.	1,721,040
35,000	@	Intuit, Inc.	1,052,800
			6,491,275

Shares			Value
		Telecommunications: 4.0%
90,800	@	Arris Group, Inc.	$1,597,172
32,600	@,L	NII Holdings, Inc.	2,632,124
			4,229,296
Total Common Stock (Cost $89,181,710 )			103,045,132
EXCHANGE-TRADED FUNDS: 1.0%
		Exchange-Traded Funds: 1.0%
9,707	L	iShares Russell Midcap Growth Index Fund	1,105,724
Total Exchange-Traded Funds (Cost $1,033,146 )			1,105,724
Total Long-Term Investments (Cost $90,214,856)			104,150,856
SHORT-TERM INVESTMENTS: 25.8%
		Mutual Fund: 2.1%
2,200,000	**	ING Institutional Prime Money Market Fund	2,200,000
Total Mutual Fund (Cost $2,200,000)			2,200,000
Principal Amount			Value
		Repurchase Agreement: 0.3%
$273,000		Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $273,121 to be received upon repurchase (Collateralized by $278,000 Federal National Mortgage Association, 5.600%, Market Value plus accrued interest $279,188, due 02/01/17)	273,000
Total Repurchase Agreement (Cost $273,000)			273,000

	Securities Lending Collateralcc: 23.4%
24,984,000	The Bank of New York Institutional Cash Reserves Fund	24,984,000
Total Securities Lending Collateral (Cost $24,984,000)		24,984,000
Total Short-Term Investments (Cost $27,457,000)		27,457,000

Total Investments in Securities (Cost $117,671,856)*	123.4%	$131,607,856
Other Assets and Liabilities - Net	(23.4)	(24,943,403)
Net Assets	100.0%	$106,664,453

@  Non-income producing security

@@  Foreign Issuer

cc  Securities purchased with cash collateral for securities loaned.

W  When-issued or delayed delivery security

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP MIDCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

**  Investment in affiliate

*  Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$15,394,896
Gross Unrealized Depreciation	(1,458,896)
Net Unrealized Appreciation	$13,936,000

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.9%
		Advertising: 0.6%
73,600	@,L	Gaiam, Inc.	$1,341,728
			1,341,728
		Aerospace/Defense: 2.0%
35,600		DRS Technologies, Inc.	2,038,812
46,600	@	Moog, Inc.	2,055,526
			4,094,338
		Apparel: 2.4%
40,200	@,@@,L	Gildan Activewear, Inc.	1,378,458
33,800		Phillips-Van Heusen	2,047,266
46,300	@	Steven Madden Ltd.	1,516,788
			4,942,512
		Banks: 2.3%
173,500		Bank Mutual Corp.	2,000,455
27,800	@,L	SVB Financial Group	1,476,458
47,200		Whitney Holding Corp.	1,420,720
			4,897,633
		Biotechnology: 2.0%
33,400	@,L	Alexion Pharmaceuticals, Inc.	1,505,004
156,600	@,L	Human Genome Sciences, Inc.	1,396,872
28,000	@,L	Integra LifeSciences Holdings Corp.	1,383,760
			4,285,636
		Chemicals: 2.2%
38,500		Albemarle Corp.	1,483,405
16,300		Minerals Technologies, Inc.	1,091,285

Shares			Value
66,600		UAP Holding Corp.	$2,007,324
			4,582,014
		Commercial Services: 5.5%
36,400	@	Advisory Board Co.	2,022,384
26,500		Arbitron, Inc.	1,365,545
64,229	L	Diamond Management & Technology Consultants, Inc.	847,823
48,200	@,L	FTI Consulting, Inc.	1,833,046
88,400	@,L	Geo Group, Inc.	2,572,440
36,871	@	Kendle International, Inc.	1,355,747
37,800	@,L	Vistaprint Ltd.	1,445,850
			11,442,835
		Computers: 5.7%
23,600	@,L	CACI International, Inc.	1,152,860
27,000	@	Electronics for Imaging	761,940
80,300	@,L	Komag, Inc.	2,560,767
41,000	@,@@,L	Logitech International	1,081,990
36,200	@	Mentor Graphics Corp.	476,754
46,858	@	Micros Systems, Inc.	2,549,075
77,100	@,@@,L	Ness Technologies, Inc.	1,003,071
101,984	@,@@	Xyratex Ltd.	2,267,105
			11,853,562
		Cosmetics/Personal Care: 0.4%
59,600	@,L	Physicians Formula Holdings, Inc.	937,210
			937,210
		Distribution/Wholesale: 1.7%
120,900	@,L	Brightpoint, Inc.	1,667,211
50,523	L	Pool Corp.	1,971,913
			3,639,124
		Diversified Financial Services: 3.5%
6,300		International Securities Exchange, Inc.	411,705
41,600	@	Investment Technology Group, Inc.	1,802,528
57,800		Jefferies Group, Inc.	1,559,444
63,400		OptionsXpress Holdings, Inc.	1,626,844
70,400		Waddell & Reed Financial, Inc.	1,831,104
			7,231,625
		Electronics: 4.1%
42,700	@	Benchmark Electronics, Inc.	965,874
43,000	@,L	Cymer, Inc.	1,728,600
45,600		Keithley Instruments, Inc.	572,280
29,700	@	Thomas & Betts Corp.	1,722,600
53,795	@	Trimble Navigation Ltd.	1,732,199
33,400	@	Varian, Inc.	1,831,322
			8,552,875
		Energy-Alternate Sources: 0.4%
24,200	@,L	Comverge, Inc.	750,442
			750,442
		Engineering & Construction: 0.8%
22,600	@	EMCOR Group, Inc.	1,647,540
			1,647,540
		Entertainment: 1.0%
72,800	@	Macrovision Corp.	2,188,368
			2,188,368

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Gas: 0.5%
46,900	L	Piedmont Natural Gas Co.	$1,156,085
			1,156,085
		Hand/Machine Tools: 0.6%
25,700	L	Franklin Electric Co., Inc.	1,212,526
			1,212,526
		Healthcare-Products: 4.5%
21,400	@,L	Arthrocare Corp.	939,674
35,400		Cooper Cos., Inc.	1,887,528
41,200	@,L	DJO, Inc.	1,700,324
13,100	@,L	Hologic, Inc.	724,561
47,304	@,L	Kyphon, Inc.	2,277,688
45,600		Meridian Bioscience, Inc.	987,696
21,600	@,L	Resmed, Inc.	891,216
			9,408,687
		Healthcare-Services: 3.9%
29,738	@,L	Amedisys, Inc.	1,080,382
27,900	@,L	Healthways, Inc.	1,321,623
1,817	@	LHC Group, Inc.	47,605
37,600	@	Magellan Health Services, Inc.	1,747,272
33,919	@	Pediatrix Medical Group, Inc.	1,870,633
60,000	@,L	Psychiatric Solutions, Inc.	2,175,600
			8,243,115
		Housewares: 1.5%
53,700		Toro Co.	3,162,393
			3,162,393
		Insurance: 3.0%
71,600	@@	Aspen Insurance Holdings Ltd.	2,009,812
9,200		PMI Group, Inc.	410,964
32,047	@,L	ProAssurance Corp.	1,784,056
68,200	@@	Security Capital Assurance Ltd.	2,105,334
			6,310,166
		Internet: 3.6%
29,500	@,L	aQuantive, Inc.	1,882,100
8,300	@	Digital River, Inc.	375,575
11,400	@	F5 Networks, Inc.	918,840
26,000	@,L	Nutri/System, Inc.	1,815,840
84,535	@	Trizetto Group	1,636,598
29,500	@	Valueclick, Inc.	869,070
			7,498,023
		Leisure Time: 1.3%
49,279	@,L	Life Time Fitness, Inc.	2,623,121
			2,623,121
		Lodging: 0.6%
95,300	@	Red Lion Hotels Corp.	1,224,605
			1,224,605
		Machinery-Diversified: 3.0%
60,525	@,L	Intermec, Inc.	1,531,888
19,300	@,L	Middleby Corp.	1,154,526
37,200		Nordson Corp.	1,865,952
47,600		Wabtec Corp.	1,738,828
			6,291,194

Shares			Value
		Media: 0.6%
48,400		Entercom Communications Corp.	$1,204,676
			1,204,676
		Mining: 0.8%
146,700	@,L	Coeur d'Alene Mines Corp.	526,653
15,100	@	RTI International Metals, Inc.	1,138,087
			1,664,740
		Oil & Gas: 4.7%
60,600	@,L	Carrizo Oil & Gas, Inc.	2,513,082
103,500	@,L	EXCO Resources, Inc.	1,805,040
137,600	@,L	McMoRan Exploration Co.	1,926,400
88,500	@,L	Parallel Petroleum Corp.	1,938,150
107,700	@	Petroquest Energy, Inc.	1,565,958
			9,748,630
		Oil & Gas Services: 1.1%
20,300	@	Dril-Quip, Inc.	912,485
18,500	@	FMC Technologies, Inc.	1,465,570
			2,378,055
		Packaging & Containers: 0.8%
29,600		Greif, Inc.	1,764,456
			1,764,456
		Pharmaceuticals: 3.7%
47,300	@,L	Alkermes, Inc.	690,580
81,400	@,L	BioMarin Pharmaceuticals, Inc.	1,460,316
55,100	@,@@,L	Cardiome Pharma Corp.	507,471
64,900	@,L	Cubist Pharmaceuticals, Inc.	1,279,179
48,600	@,L	HealthExtras, Inc.	1,437,588
60,500	@,L	Sciele Pharma, Inc.	1,425,380
22,600	@,L	USANA Health Sciences, Inc.	1,011,124
			7,811,638
		Real Estate Investment Trusts: 1.7%
39,700		Digital Realty Trust, Inc.	1,495,896
39,600	L	Nationwide Health Properties, Inc.	1,077,120
63,800		U-Store-It Trust	1,045,682
			3,618,698
		Retail: 6.3%
67,100		Casey's General Stores, Inc.	1,829,146
34,300		Cash America International, Inc.	1,359,995
35,000	@,L	JOS A Bank Clothiers, Inc.	1,451,450
20,200		Longs Drug Stores Corp.	1,060,904
87,200	@	Morton's Restaurant Group, Inc.	1,579,192
43,300	@,L	Pantry, Inc.	1,996,130
71,400	@,L	Sonic Corp.	1,579,368
52,500	@,L	Tween Brands, Inc.	2,341,500
			13,197,685
		Savings & Loans: 1.2%
167,600	L	NewAlliance Bancshares, Inc.	2,467,072
			2,467,072
		Semiconductors: 6.1%
77,500	@,L	Axcelis Technologies, Inc.	502,975
190,100	@,L	Entegris, Inc.	2,258,388
34,500	@	Fairchild Semiconductor International, Inc.	666,540
47,100	@	Formfactor, Inc.	1,803,930

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Semiconductors (continued)
62,000	@	Integrated Device Technology, Inc.	$946,740
81,700		Micrel, Inc.	1,039,224
93,400	@	ON Semiconductor Corp.	1,001,248
133,000	@	Semtech Corp.	2,304,890
76,700	@,@@	Verigy Ltd.	2,194,387
			12,718,322
		Software: 5.1%
125,900	@	Ansys, Inc.	3,336,348
54,400		Blackbaud, Inc.	1,201,152
33,800		Global Payments, Inc.	1,340,170
95,500	@	Informatica Corp.	1,410,535
21,300	@	PROS Holdings, Inc.	279,030
66,500	@	THQ, Inc.	2,029,580
28,200	@,L	Verifone Holdings, Inc.	994,050
			10,590,865
		Storage/Warehousing: 1.0%
71,400	@,L	Mobile Mini, Inc.	2,084,880
			2,084,880
		Telecommunications: 4.2%
86,800		Alaska Communications Systems Group, Inc.	1,374,912
6,900	@,L	Anixter International, Inc.	518,949
62,000	@,L	Foundry Networks, Inc.	1,032,920
60,900	@,L	NeuStar, Inc.	1,764,273
64,200	@,L	Optium Corp.	812,130
12,400	@	Polycom, Inc.	416,640
54,757	@	RCN Corp.	1,028,884
57,900	@,L	SBA Communications Corp.	1,944,861
			8,893,569
		Transportation: 2.5%
34,800	@,L	American Commercial Lines, Inc.	906,540
32,700	@,L	Genesee & Wyoming, Inc.	975,768
47,700	@	HUB Group, Inc.	1,677,132
34,400	L	Knight Transportation, Inc.	666,672
30,800	@,L	PHI, Inc.	917,532
			5,143,644
Total Common Stock (Cost $176,871,187 )			202,804,287
EXCHANGE-TRADED FUNDS: 1.7%
		Exchange-Traded Funds: 1.7%
41,733	L	iShares Russell 2000 Growth Index Fund	3,579,857
Total Exchange-Traded Funds (Cost $2,263,717 )			3,579,857
Total Long-Term Investments (Cost $179,134,904)			206,384,144

Shares			Value
SHORT-TERM INVESTMENTS: 27.4%
		Mutual Fund: 1.2%
2,500,000	**,S	ING Institutional Prime Money Market Fund	$2,500,000
Total Mutual Fund (Cost $2,500,000)			2,500,000
Principal Amount			Value
		Repurchase Agreement: 0.2%
$538,000		Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $538,238 to be received upon repurchase (Collateralized by $1,155,000 Resolution Funding Corporation, Discount Note, Market Value $550,485, due 01/15/21)	538,000
Total Repurchase Agreement (Cost $538,000)			538,000

	Securities Lending Collateralcc: 26.0%
54,339,000	The Bank of New York Institutional Cash Reserves Fund	54,339,000
Total Securities Lending Collateral (Cost $54,339,000)		54,339,000
Total Short-Term Investments (Cost $57,377,000)		57,377,000

Total Investments in Securities (Cost $236,511,904)*	126.0%	$263,761,144
Other Assets and Liabilities - Net	(26.0)	(54,427,047)
Net Assets	100.0%	$209,334,097

@  Non-income producing security

@@  Foreign Issuer

cc  Securities purchased with cash collateral for securities loaned.

S  All or a portion of segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

**  Investment in affiliate

*  Cost for federal income tax purposes is $236,635,229.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$31,797,454
Gross Unrealized Depreciation	(4,671,539)
Net Unrealized Appreciation	$27,125,915

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP FINANCIAL SERVICES PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.1%
		Banks: 28.5%
28,300		Associated Banc-Corp.	$925,410
73,248		Bank of America Corp.	3,581,095
32,423	@	Bank of New York Co., Inc.	1,343,609
11,667		Capital One Financial Corp.	915,159
16,800		Cullen/Frost Bankers, Inc.	898,296
68,400		People's United Financial, Inc.	1,212,732
28,600		PNC Financial Services Group, Inc.	2,047,188
47,505		Prosperity Bancshares, Inc.	1,556,264
29,700		State Street Corp.	2,031,480
85,118		US Bancorp.	2,804,638
55,317		Wachovia Corp.	2,834,996
117,508		Wells Fargo & Co.	4,132,755
15,434		Zions Bancorp.	1,187,029
			25,470,651
		Diversified Financial Services: 32.4%
16,659	@	Affiliated Managers Group, Inc.	2,145,013
9,600	@	AllianceBernstein Holding LP	836,064
28,145		American Express Co.	1,721,911
27,500	@	Blackstone Group LP	804,925
15,473		CIT Group, Inc.	848,385
99,317		Citigroup, Inc.	5,093,969
71,628	@	E*Trade Financial Corp.	1,582,263
21,523		Fannie Mae	1,406,098
22,900		Fortress Investment Group, LLC	545,478
16,595		Freddie Mac	1,007,317
6,490		Goldman Sachs Group, Inc.	1,406,708
73,600	@@	Invesco PLC	948,341
92,666		JP Morgan Chase & Co.	4,489,668

Shares			Value
12,052		Lehman Brothers Holdings, Inc.	$898,115
32,016		Merrill Lynch & Co., Inc.	2,675,897
11,365		Morgan Stanley	953,296
81,000	@	TD Ameritrade Holding Corp.	1,620,000
			28,983,448
		Home Builders: 0.9%
38,556		D.R. Horton, Inc.	768,421
			768,421
		Insurance: 31.4%
31,594	@@	ACE Ltd.	1,975,257
24,059		Aflac, Inc.	1,236,633
60,832		American International Group, Inc.	4,260,065
34,700	@@	Axis Capital Holdings Ltd.	1,410,555
36,593		Genworth Financial, Inc.	1,258,799
14,785		Hartford Financial Services Group, Inc.	1,456,470
16,939		Lincoln National Corp.	1,201,822
22,800		MBIA, Inc.	1,418,616
30,500		Metlife, Inc.	1,966,640
16,700		MGIC Investment Corp.	949,562
34,800		Principal Financial Group	2,028,492
34,400		Protective Life Corp.	1,644,664
8,785		Prudential Financial, Inc.	854,166
33,500	@@	Security Capital Assurance Ltd.	1,034,145
22,500		Stancorp Financial Group, Inc.	1,180,800
16,688		Travelers Cos., Inc.	892,808
33,800	@@	Willis Group Holdings Ltd.	1,489,228
54,400		WR Berkley Corp.	1,770,176
			28,028,898
		Real Estate Investment Trusts: 2.9%
20,200		Douglas Emmett, Inc.	499,748
12,500		Home Properties, Inc.	649,125
18,800		Liberty Property Trust	825,884
7,200		Macerich Co.	593,424
			2,568,181
Total Common Stock (Cost $78,031,659 )			85,819,599
SHORT-TERM INVESTMENTS: 4.0%
		Mutual Fund: 3.6%
3,200,000	**	ING Institutional Prime Money Market Fund	3,200,000
Total Mutual Fund (Cost $3,200,000)			3,200,000

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP FINANCIAL SERVICES PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Repurchase Agreement: 0.4%
$385,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $385,170 to be received upon repurchase (Collateralized by $400,000 Federal Home Loan Mortgage Corporation, 4.875%, Market Value plus accrued interest $404,526, due 02/17/09)	$385,000
Total Repurchase Agreement (Cost $385,000)		385,000
Total Short-Term Investments (Cost $3,585,000)		3,585,000

Total Investments in Securities (Cost $81,616,659)*	100.1%	$89,404,599
Other Assets and Liabilities - Net	(0.1)	(95,709)
Net Assets	100.0%	$89,308,890

@  Non-income producing security

@@  Foreign Issuer

**  Investment in affiliate

*  Cost for federal income tax purposes is $81,683,065.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,130,043
Gross Unrealized Depreciation	(1,408,509)
Net Unrealized Appreciation	$7,721,534

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Principal Amount			Value
CORPORATE BONDS/NOTES: 98.7%
		Advertising: 1.4%
$27,000	C	Lamar Media Corp., 6.625%, due 08/15/15	$25,718
960,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	914,400
285,000	C	Visant Corp., 7.625%, due 10/01/12	285,000
			1,225,118
		Airlines: 1.2%
390,000	C	AMR Corp., 8.608%, due 04/01/11	406,819
304,343	C	Continental Airlines, Inc., 7.461%, due 04/01/15	311,381
310,000	Z	United AirLines, Inc., 6.932%, due 09/01/11	359,794
			1,077,994
		Apparel: 0.1%
53,000	C	Perry Ellis International, Inc., 8.875%, due 09/15/13	54,060
			54,060
		Auto Manufacturers: 2.9%
1,100,000		Ford Motor Co., 8.360%, due 11/29/13	1,105,782
600,000	C	General Motors Corp., 7.125%, due 07/15/13	564,750
965,000	C	General Motors Corp., 8.375%, due 07/15/33	885,388
			2,555,920

Principal Amount			Value
		Beverages: 0.6%
$515,000	#,C	Constellation Brands, Inc., 7.250%, due 05/15/17	$504,700
			504,700
		Building Materials: 1.0%
52,000	@@,C	Ainsworth Lumber Co., Ltd., 6.750%, due 03/15/14	38,740
460,000	C	Goodman Global Holding Co., Inc., 7.875%, due 12/15/12	457,700
85,000	C	Goodman Global Holdings, Inc., 8.360%, due 06/15/12	85,850
300,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	303,750
6,000	C	Texas Industries, Inc., 7.250%, due 07/15/13	6,045
			892,085
		Chemicals: 5.3%
145,000	C	Equistar Chemicals LP, 10.625%, due 05/01/11	153,338
250,000	C	Huntsman International, LLC, 7.875%, due 11/15/14	269,063
810,000	@@,#,C	Ineos Group Holdings PLC, 8.500%, due 02/15/16	795,825
675,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	696,938
645,000	#,C	MacDermid, Inc., 9.500%, due 04/15/17	651,450
505,000	#,C	Momentive Performance Materials, Inc., 9.750%, due 12/01/14	512,575
630,000	#,C	Momentive Performance Materials, Inc., 11.500%, due 12/01/16	639,450
500,000	@@,C	Nova Chemicals Corp., 8.484%, due 11/15/13	502,500
435,000	C	PolyOne Corp., 8.875%, due 05/01/12	433,913
			4,655,052
		Commercial Services: 5.0%
605,000	C	Alion Science and Technology Corp., 10.250%, due 02/01/15	627,688
420,000	#,C	Aramark Corp., 8.500%, due 02/01/15	429,450
280,000	#,C	Aramark Corp., 8.856%, due 02/01/15	285,600
785,000	#,C	Ashtead Capital, Inc., 9.000%, due 08/15/16	826,213
155,000	C	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 7.625%, due 05/15/14	157,325
400,000	C	Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 7.750%, due 05/15/16	410,000
37,000	C	Geo Group, Inc., 8.250%, due 07/15/13	38,341
500,000	C	Hertz Corp., 8.875%, due 01/01/14	523,750
370,000	C	Hertz Corp., 10.500%, due 01/01/16	410,700
645,000	#,C	Neff Corp., 10.000%, due 06/01/15	646,613
14,000	#,C	Viant Holdings, Inc., 10.125%, due 07/15/17	14,140
			4,369,820

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Computers: 0.6%
$550,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	$565,813
			565,813
		Cosmetics/Personal Care: 0.0%
18,000	C	Revlon Consumer Products Corp., 8.625%, due 02/01/08	17,730
			17,730
		Distribution/Wholesale: 0.9%
770,000	C	VWR International, Inc., 8.000%, due 04/15/14	824,374
			824,374
		Diversified Financial Services: 12.6%
878	C	AES Red Oak, LLC, 8.540%, due 11/30/19	961
595,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	642,972
250,000	#,C	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	251,250
41,000	C	E*Trade Financial Corp., 7.375%, due 09/15/13	41,820
1,320,000	S	Ford Motor Credit Co., 8.105%, due 01/13/12	1,317,888
620,000		Ford Motor Credit Co., 9.806%, due 04/15/12	665,098
915,000		Ford Motor Credit Co., 9.875%, due 08/10/11	961,218
165,000		Ford Motor Credit Co., LLC, 7.800%, due 06/01/12	161,123
625,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	599,388
895,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	881,160
255,000	#,C	Hawker Beechcraft Acquisition Co., LLC, 8.500%, due 04/01/15	263,925
480,000	#,C	Hawker Beechcraft Acquisition Co., LLC, 9.750%, due 04/01/17	502,800
420,000	C	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	436,800
350,000	#,C	KAR Holdings, Inc., 8.750%, due 05/01/14	344,750
710,000	&,#,C	Local TV Finance, LLC, 9.250%, due 06/15/15	706,450
265,000	#,C	Pinnacle Foods Finance, LLC, 9.250%, due 04/01/15	257,050
688,236	#,C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	683,074
420,000	#,C	PNA Intermediate Holding Corp., 12.360%, due 02/15/13	426,300
182,000	#,C	Rainbow National Services, LLC, 8.750%, due 09/01/12	190,190
490,000	#,C	Sally Holdings, LLC, 9.250%, due 11/15/14	493,675
285,000	#,C	Sally Holdings, LLC, 10.500%, due 11/15/16	287,850
235,000	#,C	Snoqualmie Entertainment Authority, 9.125%, due 02/01/15	242,050

Principal Amount			Value
$20,000	C	Standard Aero Holdings, Inc., 8.250%, due 09/01/14	$21,400
615,000	C	Universal City Florida Holding Co. I/II, 10.106%, due 05/01/10	630,375
			11,009,567
		Electric: 2.6%
120,000	#,C	AES Corp., 8.750%, due 05/15/13	127,200
71,000	C	Allegheny Energy Supply, 7.800%, due 03/15/11	74,018
465,000	#	Edison Mission Energy, 7.000%, due 05/15/17	440,588
58,425	C	Homer City Funding, LLC, 8.734%, due 10/01/26	64,560
125,576	C	Midwest Generation, LLC, 8.300%, due 07/02/09	128,166
431,592	C	Midwest Generation, LLC, 8.560%, due 01/02/16	460,454
510,000	C	Mirant North America, LLC, 7.375%, due 12/31/13	524,025
230,000	C	Reliant Energy, Inc., 7.625%, due 06/15/14	225,400
205,000	C	Reliant Energy, Inc., 7.875%, due 06/15/17	200,388
7,675	#,±,C	South Point Energy Center, LLC, 8.400%, due 05/30/12	7,589
			2,252,388
		Electrical Components & Equipment: 0.0%
42,000	C	Superior Essex Communications, LLC, 9.000%, due 04/15/12	43,050
			43,050
		Engineering & Construction: 0.0%
13,000	C	Ahern Rentals, Inc., 9.250%, due 08/15/13	13,228
			13,228
		Entertainment: 3.8%
25,000	C	AMC Entertainment, Inc., 8.000%, due 03/01/14	24,625
300,000	C	AMC Entertainment, Inc., 8.625%, due 08/15/12	314,250
700,000	C	AMC Entertainment, Inc., 11.000%, due 02/01/16	777,000
485,000	#,C	Fontainebleau Las Vegas Holdings, LLC/Fontainebleau Las Vegas Capital Corp., 10.250%, due 06/15/15	480,150
415,000	#,C	Pinnacle Entertainment, Inc., 7.500%, due 06/15/15	402,550
487,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	504,045
200,000	#,C	Shingle Springs Tribal Gaming Authority, 9.375%, due 06/15/15	202,750
95,000	C	Six Flags Theme Parks, Inc., 8.875%, due 02/01/10	94,288
510,000	C	Six Flags Theme Parks, Inc., 9.625%, due 06/01/14	475,575
			3,275,233

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Environmental Control: 1.5%
$825,000	C	Waste Services, Inc., 9.500%, due 04/15/14	$871,406
425,000	C	WCA Waste Corp., 9.250%, due 06/15/14	444,125
			1,315,531
		Food: 0.8%
25,000	C	Ahold Finance USA, Inc., 8.250%, due 07/15/10	26,821
530,000	C	Albertson's, Inc., 7.450%, due 08/01/29	519,574
28,000	C	Del Monte Corp., 8.625%, due 12/15/12	29,050
43,000		Smithfield Foods, Inc., 7.000%, due 08/01/11	43,000
115,000	C	Stater Brothers Holdings, 8.125%, due 06/15/12	116,438
			734,883
		Forest Products & Paper: 3.2%
500,000	C	Abitibi-Consolidated Finance LP, 7.875%, due 08/01/09	485,000
405,000	C	Appleton Papers, Inc., 8.125%, due 06/15/11	419,175
480,000	C	Exopack Holding Corp., 11.250%, due 02/01/14	508,800
23,000	@@,#,C	Fraser Papers, Inc., 8.750%, due 03/15/15	22,885
280,000	#,C	Georgia-Pacific Corp., 7.000%, due 01/15/15	270,900
340,000	C	Georgia-Pacific Corp., 7.750%, due 11/15/29	321,300
31,000	C	Neenah Paper, Inc., 7.375%, due 11/15/14	30,845
140,000	C	NewPage Corp., 12.000%, due 05/01/13	153,650
135,000	#,C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.106%, due 08/01/14	138,375
450,000	#,C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	466,875
			2,817,805
		Gas: 0.0%
15,000	C	SEMCO Energy, Inc., 7.125%, due 05/15/08	15,134
17,000	C	SEMCO Energy, Inc., 7.750%, due 05/15/13	17,350
			32,484
		Healthcare-Products: 1.4%
750,000	C	Accellent, Inc., 10.500%, due 12/01/13	748,125
520,000	#,C	Advanced Medical Optics, Inc., 7.500%, due 05/01/17	494,000
			1,242,125
		Healthcare-Services: 5.4%
375,000	#,C	Centene Corp., 7.250%, due 04/01/14	371,250
410,000	#,C	Community Health Systems, Inc., 8.875%, due 07/15/15	417,688

Principal Amount			Value
$340,000	C	DaVita, Inc., 7.250%, due 03/15/15	$337,450
710,000	#,C	HCA, Inc., 9.250%, due 11/15/16	757,925
495,000	&,#,C	HCA, Inc., 9.625%, due 11/15/16	533,363
535,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	531,656
505,000	#,C	Sun Healthcare Group, Inc., 9.125%, due 04/15/15	527,725
240,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	220,500
25,000	C	Triad Hospitals, Inc., 7.000%, due 11/15/13	26,342
465,000	#,C	United Surgical Partners International, Inc., 8.875%, due 05/01/17	468,488
510,000	&,#,C	United Surgical Partners International, Inc., 9.250%, due 05/01/17	513,825
			4,706,212
		Holding Companies-Diversified: 1.7%
470,000	C	Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	477,050
1,000,000		Travelport Holdings Ltd., 12.350%, due 12/01/12	998,750
			1,475,800
		Home Builders: 0.6%
578,000	C	Stanley-Martin Communities, LLC, 9.750%, due 08/15/15	511,530
			511,530
		Home Furnishings: 0.5%
395,000	C	Norcraft Cos. LP, 9.000%, due 11/01/11	409,813
			409,813
		Household Products/Wares: 1.2%
465,000	C	American Achievement Corp., 8.250%, due 04/01/12	470,813
27,000	C	Gregg Appliances, Inc., 9.000%, due 02/01/13	28,890
615,000	+,C,Z	Visant Holding Corp., 9.080%, due 12/01/13	567,338
			1,067,041
		Iron/Steel: 0.2%
155,000	#,C	Metals USA Holding Corp., 11.360%, due 07/01/12	142,600
			142,600
		Leisure Time: 1.5%
469,000	@@,C	NCL Corp., 10.625%, due 07/15/14	454,930
750,000	C	Travelport, LLC, 11.875%, due 09/01/16	840,938
			1,295,868
		Lodging: 2.4%
700,000		Green Valley Ranch Gaming, 8.610%, due 09/06/14	703,688
405,000	#,C	Seminole Hard Rock Entertainment, Inc., 7.860%, due 03/15/14	410,063
1,095,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	974,550
			2,088,301

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Machinery-Diversified: 0.1%
$27,000	C	Columbus McKinnon Corp., 8.875%, due 11/01/13	$28,688
28,000	C	Manitowoc Co., 10.500%, due 08/01/12	29,540
			58,228
		Media: 12.9%
25,000		Cablevision Systems Corp., 9.820%, due 04/01/09	26,250
570,000	C	CBD Media, Inc., 8.625%, due 06/01/11	578,550
321,001	C	CCH I Holdings, LLC, 11.000%, due 10/01/15	335,847
490,000	C	CCH I, LLC, 11.000%, due 10/01/15	513,888
608,000	C	CCH II, LLC, 10.250%, due 10/01/13	653,600
615,000	#,C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	628,838
525,000	#,C	CMP Susquehanna Corp., 10.125%, due 05/15/14	527,625
278,000		CSC Holdings, Inc., 7.625%, due 04/01/11	277,305
405,000		CSC Holdings, Inc., 7.625%, due 07/15/18	386,775
150,000		CSC Holdings, Inc., 8.125%, due 07/15/09	153,375
172,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	184,900
230,000	C	Dex Media, Inc., 8.000%, due 11/15/13	234,600
860,000	C	Idearc, Inc., 8.000%, due 11/15/16	872,900
495,000	+,C	Insight Communications Co., Inc., 12.250%, due 02/15/11	518,513
720,000	#,C	ION Media Networks, Inc., 11.606%, due 01/15/13	747,000
350,000		Liberty Media, LLC, 8.250%, due 02/01/30	341,186
415,000	#,C	Mediacom Broadband, LLC, 8.500%, due 10/15/15	419,150
485,000	+,C,Z	Nexstar Finance Holdings, LLC, 9.800%, due 04/01/13	478,938
1,030,000	C	Nexstar Finance, Inc., 7.000%, due 01/15/14	1,024,829
400,000	#,C	Nielsen Finance, LLC, 10.000%, due 08/01/14	425,000
1,015,000	C	Primedia, Inc., 10.735%, due 05/15/10	1,049,256
585,000	C	Radio One, Inc., 6.375%, due 02/15/13	552,825
300,000	#,C	TL Acquisitions, Inc., 10.500%, due 01/15/15	288,000
			11,219,150
		Metal Fabricate/Hardware: 0.1%
24,000	±,C,X	Autocam Corp., 10.875%, due 06/15/14	19,320
36,000	C	Valmont Industries, Inc., 6.875%, due 05/01/14	35,550
44,000	#,C	Wolverine Tube, Inc., 7.375%, due 08/01/08	44,000
			98,870

Principal Amount			Value
		Mining: 1.2%
$27,000	C	Century Aluminum Co., 7.500%, due 08/15/14	$27,371
463,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	495,410
525,000	&,#,C	Noranda Aluminium Acquisition Corp., 9.360%, due 05/15/15	509,250
			1,032,031
		Miscellaneous Manufacturing: 1.7%
340,000	#,C	Clarke American Corp., 9.500%, due 05/15/15	327,250
146,000	C	Indalex Holding Corp., 11.500%, due 02/01/14	152,570
58,000	C	Park-Ohio Industries, Inc., 8.375%, due 11/15/14	56,115
395,000	C	RBS Global, Inc. and Rexnord Corp., 9.500%, due 08/01/14	406,850
515,000		Rexnord Corp., 11.598%, due 03/02/13	515,000
			1,457,785
		Oil & Gas: 5.9%
280,000	#,C	Chaparral Energy, Inc., 8.875%, due 02/01/17	277,900
465,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	449,888
260,000	C	Denbury Resources, Inc., 7.500%, due 12/15/15	260,650
760,000	#,C	Energy Partners Ltd., 9.750%, due 04/15/14	758,100
460,000	#,C	Forest Oil Corp., 7.250%, due 06/15/19	448,500
420,000	@@,#,C	Griffin Coal Mining Co. Pty Ltd., 9.500%, due 12/01/16	434,175
545,000	@@,#,C	OPTI Canada, Inc., 8.250%, due 12/15/14	555,900
39,000	@@,C	Paramount Resources Ltd., 8.500%, due 01/31/13	40,170
57,000	C	Parker Drilling Co., 10.110%, due 09/01/10	57,926
540,000	C	PetroHawk Energy Corp., 9.125%, due 07/15/13	573,750
400,000	@@,C,S	Petroleos de Venezuela SA, 5.375%, due 04/12/27	264,000
23,000	C	Premcor Refining Group, Inc., 7.500%, due 06/15/15	23,734
450,000	#	Sabine Pass LNG LP, 7.500%, due 11/30/16	448,875
515,000	C	Venoco, Inc., 8.750%, due 12/15/11	534,313
			5,127,881
		Oil & Gas Services: 0.8%
545,000	#,C	Complete Production Services, Inc., 8.000%, due 12/15/16	553,175
120,000	C	Hanover Equipment Trust, 8.750%, due 09/01/11	123,900
			677,075

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Packaging & Containers: 1.1%
$28,000	C	Constar International, Inc., 11.000%, due 12/01/12	$25,620
410,000	C	Graham Packaging Co., Inc., 8.500%, due 10/15/12	414,613
525,000	C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	523,688
			963,921
		Pharmaceuticals: 0.0%
14,000	@@,C	Elan Finance PLC, 7.750%, due 11/15/11	14,088
			14,088
		Pipelines: 0.0%
39,000	C	Williams Cos., Inc., 7.125%, due 09/01/11	40,170
			40,170
		Real Estate: 0.3%
285,000	#,C	Realogy Corp., 10.500%, due 04/15/14	272,175
			272,175
		Real Estate Investment Trusts: 0.1%
54,000	C	iStar Financial, Inc., 6.500%, due 12/15/13	54,782
20,000	C	Ventas Realty LP, 8.750%, due 05/01/09	21,025
			75,807
		Retail: 5.4%
290,000	&,#,C	Claire's Stores, Inc., 9.625%, due 06/01/15	269,700
515,000	#,C	Claire's Stores, Inc., 10.500%, due 06/01/17	472,513
34,000	C	Couche-Tard US LP, 7.500%, due 12/15/13	34,425
695,000	&,#,C	General Nutrition Centers, Inc., 9.796%, due 03/15/14	674,150
285,000	C	GSC Holdings Corp., 8.000%, due 10/01/12	299,250
39,000	C	Landry's Restaurants, Inc., 7.500%, due 12/15/14	38,025
450,000	#,C	Michaels Stores, Inc., 10.000%, due 11/01/14	463,500
535,000	#,C	Michaels Stores, Inc., 11.375%, due 11/01/16	561,750
275,000	&,C,S	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	295,625
410,000	C	NPC International, Inc., 9.500%, due 05/01/14	399,750
75,000	C	Pantry, Inc., 7.750%, due 02/15/14	73,500
63,000	C	PEP Boys-Manny Moe & Jack, 7.500%, due 12/15/14	62,370
500,000	C	Rite Aid Corp., 7.500%, due 03/01/17	485,000
109,000	#,C	Rite Aid Corp., 9.375%, due 12/15/15	105,185
466,000	#,C	Rite Aid Corp., 9.500%, due 06/15/17	449,690
			4,684,433

Principal Amount			Value
		Savings & Loans: 0.0%
$34,000	C	Western Financial Bank, 9.625%, due 05/15/12	$36,434
			36,434
		Semiconductors: 0.6%
470,000	C	Amkor Technology, Inc., 9.250%, due 06/01/16	486,450
14,000	@@,C	MagnaChip Semiconductor SA, 8.000%, due 12/15/14	10,290
			496,740
		Software: 1.1%
320,000	#,C	Open Solutions, Inc., 9.750%, due 02/01/15	324,800
600,000	#,C	PGS Solutions, Inc., 9.625%, due 02/15/15	609,688
			934,488
		Telecommunications: 8.3%
255,000	C	Centennial Communications Corp., 10.000%, due 01/01/13	274,763
105,000	C	Cincinnati Bell, Inc., 8.375%, due 01/15/14	106,575
265,000	C	Citizens Communications Co., 9.000%, due 08/15/31	274,275
575,000	#,C	Cricket Communications, Inc., 9.375%, due 11/01/14	596,563
500,000	C	Dobson Communications Corp., 8.875%, due 10/01/13	525,000
137,000	C	Dobson Communications Corp., 9.606%, due 10/15/12	140,425
54,000	@@	Empresa Brasileira de Telecom SA, 11.000%, due 12/15/08	57,510
450,000	C	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	473,625
300,000	@@,C	Intelsat Bermuda Ltd., 8.872%, due 01/15/15	307,875
640,000	@@,C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16	720,000
435,000	C	Intelsat Corp., 9.000%, due 06/15/16	457,838
370,000	@@,C	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	381,100
520,000	&,#,C	iPCS, Inc., 8.605%, due 05/01/14	523,900
500,000	#,C	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	518,750
20,000	C	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	20,000
860,000	#,C	Rural Cellular Corp., 8.360%, due 06/01/13	860,000
600,000	C	SunCom Wireless Holdings, Inc., 8.500%, due 06/01/13	616,500
30,000	#,C	Telcordia Technologies, Inc., 10.000%, due 03/15/13	26,850
360,000	C	Windstream Corp., 7.000%, due 03/15/19	345,600
			7,227,149
		Textiles: 0.1%
45,000	#,C	Invista, 9.250%, due 05/01/12	47,813
			47,813

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Transportation: 0.6%
$455,000	#,C	Bristow Group, Inc., 7.500%, due 09/15/17	$458,413
55,000	@@,C	CHC Helicopter Corp., 7.375%, due 05/01/14	52,663
			511,076
Total Corporate Bonds/Notes (Cost $85,755,960 )			86,151,439
Shares			Value
COMMON STOCK: 0.1%
		Telecommunications: 0.1%
1,107	@	iPCS, Inc.	37,494
150	I,X	Jordan Tellecommunications	2,409
1,315		Virgin Media, Inc.	32,047
Total Common Stock (Cost $58,904 )			71,950
MUTUAL FUNDS: 0.9%
		Closed-End Funds: 0.9%
109,500	**	ING Prime Rate Trust	821,250
Total Mutual Funds (Cost $766,422 )			821,250
PREFERRED STOCK: 0.2%
		Diversified Financial Services: 0.2%
2,545	P	AES Trust VII	127,250
			127,250
		Media: 0.0%
2	&,P	ION Media Networks, Inc.	19,260
			19,260
Total Preferred Stock (Cost $140,977 )			146,510
EQUITY-LINKED SECURITIES: 0.0%
		Telecommunications: 0.0%
218	@,#,I	NTELOS, Inc.-CW10	—
Total Equity-Linked Securities (Cost $-)			—
WARRANTS: 0.0%
		Building Materials: 0.0%
195	@,#,I,X	Dayton Superior Corp.	2
			2
		Media: 0.0%
48	@	XM Satellite Radio Holdings, Inc.	138
			138
Total Warrants (Cost $6,440 )			140
Total Long-Term Investments (Cost $86,728,703)			87,191,289

Principal Amount			Value
SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
$529,000	S	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $529,234 to be received upon repurchase (Collateralized by $1,135,000 Resolution Funding Corporation, Discount Note, Market Value $540,952, due 01/15/21)	$529,000
Total Short-Term Investments (Cost $529,000)			529,000

Total Investments in Securities (Cost $87,257,703)*	100.5%	$87,720,289
Other Assets and Liabilities - Net	(0.5)	(425,853)
Net Assets	100.0%	$87,294,436

@  Non-income producing security

@@  Foreign Issuer

&  Payment-in-kind

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

S  All or a portion of segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

I  Illiquid security

**  Investment in affiliate

±  Defaulted security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $87,262,668.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,562,077
Gross Unrealized Depreciation	(1,104,456)
Net Unrealized Appreciation	$457,621

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP HIGH YIELD BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

ING VP High Yield Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2007:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Dow Jones CDX.NA.HY.8 Index 5-Year	Buy	(2.75)%	6/20/12	USD	2,000,000	$(28,911)
JPMorgan Chase Bank, N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(1.38)%	6/20/14	USD	1,000,000	27,570
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.04)%	3/20/14	USD	600,000	3,252
							$1,911

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.0%
		Brazil: 5.7%
561,230,000		Centrais Eletricas Brasileiras SA	$16,583,781
9,009,000		Cia de Gas de Sao Paulo	2,092,292
393,500		Petroleo Brasileiro SA	11,953,914
			30,629,987
		Canada: 5.1%
1,787,100	@	Bombardier, Inc. - Class B	10,736,860
520,900		Crescent Point Energy Trust	9,598,936
459,000	@	Eldorado Gold Corp.	2,688,721
311,100		Trinidad Energy Services-UTS	4,380,662
			27,405,179
		China: 2.4%
11,478,000		China Petroleum & Chemical Corp.	12,805,590
			12,805,590
		Finland: 2.5%
431,200		Fortum OYJ	13,473,917
			13,473,917
		France: 5.2%
109,976		Sanofi-Aventis	8,884,664
231,880		Total SA	18,800,419
			27,685,083
		Germany: 5.4%
52,444		Allianz AG	12,229,803
127,889	L	DaimlerChrysler AG	11,772,620

Shares			Value
170,000	@	Symrise	$5,061,921
			29,064,344
		Greece: 2.1%
322,000		OPAP SA	11,377,315
			11,377,315
		Hong Kong: 3.4%
906,000		Cheung Kong Holdings Ltd.	11,871,844
3,083,000		Kowloon Development Co., Ltd.	6,156,758
			18,028,602
		Italy: 7.3%
256,600	L	Banco Popolare di Verona e Novara Scrl	7,377,892
1,182,600		Enel S.p.A.	12,711,806
315,972		ENI S.p.A.	11,456,326
861,000		UniCredito Italiano S.p.A.	7,690,112
			39,236,136
		Japan: 19.4%
266,300		Astellas Pharma, Inc.	11,583,356
67,400		Kyocera Corp.	7,160,361
408,500		Mitsubishi Corp.	10,703,531
106,000		Nitto Denko Corp.	5,342,766
573,978		Ricoh Co., Ltd.	13,279,765
371,500		Seven & I Holdings Co., Ltd.	10,619,468
1,083,000		Shizuoka Bank Ltd.	10,988,851
633,000		Sumitomo Corp.	11,540,566
143,500		Takeda Pharmaceutical Co., Ltd.	9,270,308
205,900	L	Takefuji Corp.	6,924,034
107,600		Toyota Motor Corp.	6,785,944
			104,198,950
		Netherlands: 2.5%
405,381	L	European Aeronautic Defence and Space Co. NV	13,156,130
			13,156,130
		Singapore: 2.4%
904,000		United Overseas Bank Ltd.	12,995,492
			12,995,492
		South Korea: 8.8%
62,400		Hyundai Department Store Co., Ltd.	7,347,350
169,200		Hyundai Motor Co.	13,350,921
22,909		Samsung Electronics Co., Ltd.	14,005,475
486,520		Woori Finance Holdings Co., Ltd.	12,308,130
			47,011,876
		Sweden: 2.4%
1,766,800		TeliaSonera AB	12,961,477
			12,961,477
		Switzerland: 6.4%
41,580		Nestle SA	15,799,300
40,940	@	Swiss Life Holding	10,793,739
84,510		Swiss Reinsurance	7,707,321
			34,300,360

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL VALUE PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Taiwan: 1.4%
3,940,000	@	ProMOS Technologies, Inc.	$1,654,354
3,226,000		Wistron Corp.	6,017,432
			7,671,786
		United Kingdom: 13.6%
108,700	@	Anglo American PLC	6,381,972
102,400		AstraZeneca PLC	5,487,705
272,001		HBOS PLC	5,350,074
912,900		HSBC Holdings PLC	16,715,647
1,810,599	@	Invensys PLC	13,790,919
855,000		Royal Bank of Scotland Group PLC	10,818,731
4,217,288		Vodafone Group PLC	14,131,336
			72,676,384
Total Common Stock (Cost $475,909,613 )			514,678,608
EXCHANGE-TRADED FUNDS: 2.0%
		United States: 2.0%
134,000		iShares MSCI EAFE Index Fund	10,823,180
Total Exchange-Traded Funds (Cost $10,734,646 )			10,823,180
Total Long-Term Investments (Cost $486,644,259)			525,501,788
SHORT-TERM INVESTMENTS: 7.9%
		Mutual Fund: 2.6%
14,000,000	**	ING Institutional Prime Money Market Fund	14,000,000
Total Mutual Fund (Cost $14,000,000)			14,000,000
Principal Amount			Value
		Repurchase Agreement: 0.3%
$1,387,000		Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $1,387,613 to be received upon repurchase (Collateralized by $2,970,000 Resolution Funding Corporation, Discount Note, Market Value $1,415,532, due 01/15/21)	1,387,000
Total Repurchase Agreement (Cost $1,387,000)			1,387,000

Principal Amount		Value
	Securities Lending Collateralcc: 5.0%
$26,803,000	The Bank of New York Institutional Cash Reserves Fund	$26,803,000
Total Securities Lending Collateral (Cost $26,803,000)		26,803,000
Total Short-Term Investments (Cost $42,190,000)		42,190,000

Total Investments in Securities (Cost $528,834,259)*	105.9%	$567,691,788
Other Assets and Liabilities - Net	(5.9)	(31,570,924)
Net Assets	100.0%	$536,120,864

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

**  Investment in affiliate

*  Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$46,433,722
Gross Unrealized Depreciation	(7,576,193)
Net Unrealized Appreciation	$38,857,529

See Accompanying Notes to Financial Statements

Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368

Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UVPTADVIS (0607-082007)

ITEM 2.          CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.          SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.          PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)           Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)           There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)       The Code of Ethics is not required for the semi-annual filing.

(a)(2)       A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)       Not required for semi-annual filing.

(b)           The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Products Trust

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2007

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 5, 2007